UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: February 28

Date of reporting period: November 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.5%

$1,425	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax) (4)	9/12 at 102.00	Caa3	$1,020,072
	Consumer Staples – 0.8%

745	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	697,290

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	1,066,290
1,745	Total Consumer Staples			1,763,580
	Education and Civic Organizations – 25.7%

1,270	Massachusetts Development Finance Agency, Revenue Bonds, Bentley University, Series 2010, 5.000%, 7/01/28	7/20 at 100.00	A3	1,329,042

1,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2010R-1, 5.000%, 7/01/40	7/20 at 100.00	AA–	1,582,935

865	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1, 5.000%, 10/01/39 – AMBAC Insured	10/15 at 100.00	A	867,785

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2008U-4, 5.600%, 10/01/35	No Opt. Call	A2	1,068,150

750	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1, 5.000%, 10/01/29	10/19 at 100.00	A	777,750

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University, Series 2008N, 5.000%, 10/01/39	10/18 at 100.00	A1	3,038,790

6,000	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008, 5.875%, 9/01/30	No Opt. Call	Aa3	6,550,139

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	BBB+	959,900

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2010B-1, 5.000%, 10/15/40	10/20 at 100.00	AAA	3,298,590

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	1,045,280

3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37	4/21 at 100.00	AA–	3,658,689

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/39	10/19 at 100.00	BBB	1,125,300

	Massachusetts Development Finance Agency, Revenue Bonds, Williston Northampton School, Series 2005B:
100	5.000%, 10/01/25 – SYNCORA GTY Insured	10/15 at 100.00	Baa1	101,579
3,000	5.000%, 10/01/37 – SYNCORA GTY Insured	10/15 at 100.00	Baa1	2,803,980

895	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A+	913,983

3,000	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 1999A, 5.500%, 3/01/29 – ACA Insured	3/12 at 100.00	BBB	3,000,210

	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004:
1,000	5.625%, 10/01/24	10/14 at 100.00	BBB	1,013,890
1,000	5.700%, 10/01/34	10/14 at 100.00	BBB	1,001,470

3,075	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured	7/15 at 100.00	AA–	3,202,244

2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	2,303,553

2,030	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AA+	2,162,864

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,825	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2009I, 6.000%, 1/01/28	1/20 at 100.00	AA	$1,999,050

1,500	Massachusetts Educational Financing Authority, Educational Loan Revenue, Serie 2011J, 5.625%, 7/01/33 (Alternative Minimum Tax)	7/21 at 100.00	AA	1,507,635

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.895%, 12/15/34 (IF) (5)	12/19 at 100.00	AAA	1,026,688

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lesley University, Series 2009A, 5.000%, 7/01/29 – AGC Insured	No Opt. Call	AA–	1,047,170

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University, Series 2008O, 5.375%, 8/15/38	8/18 at 100.00	Aa2	3,272,100

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of Massachusetts, Series 2005D, 5.250%, 10/01/24 – FGIC Insured	10/14 at 100.00	AA–	1,044,660

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College, Series 2003H, 5.000%, 7/01/26	7/13 at 100.00	Aaa	523,975

610	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31	7/16 at 100.00	AAA	642,226

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,507,695

385	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19	2/12 at 100.00	BBB–	385,131
52,205	Total Education and Civic Organizations			54,762,453
	Health Care – 16.8%

1,750	Boston, Massachusetts, Special Obligation Bonds, Boston Medical Center, Series 2002, 5.000%, 8/01/18 – NPFG Insured	8/12 at 100.00	AA+	1,780,520

2,410	Massachusetts Development Finance Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 1999A, 6.250%, 8/15/29 – ACA Insured (6)	2/12 at 100.00	N/R	867,600

1,500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.500%, 1/15/38 (4), (6)	1/18 at 100.00	N/R	284,910

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center, Series 2009I, 5.750%, 7/01/36	7/19 at 100.00	A+	2,072,560

1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E, 6.250%, 10/01/31	10/13 at 100.00	BBB+	1,256,850

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston Medical Center, Series 2008B, 5.250%, 7/01/38	7/18 at 100.00	BBB+	2,686,290

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured	5/12 at 101.00	BBB+	2,918,580

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured	11/19 at 100.00	AA–	1,016,960

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Auction Rate Series 2004D, 5.250%, 7/01/24 – NPFG Insured	7/18 at 100.00	A–	1,062,790

810	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 – NPFG Insured	1/12 at 100.00	A–	810,081

350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008, 5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	A–	359,436

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009:
$500	5.000%, 2/01/25 – NPFG Insured	8/18 at 100.00	A–	$516,010
100	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	A–	102,925

790	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group, Series 2002, 6.000%, 7/01/31	1/12 at 101.00	A	798,232

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 – AGM Insured	8/12 at 100.00	AA–	2,022,180

1,450	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	1,175,225

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A, 4.750%, 7/01/22 – AGM Insured	1/12 at 100.00	AA–	1,501,350

3,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A+	3,553,578

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28	8/17 at 100.00	A+	2,046,820

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E:
2,040	5.000%, 7/15/32	7/17 at 100.00	BBB–	1,814,662
1,000	5.000%, 7/15/37	7/17 at 100.00	BBB–	862,320

220	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Millford-Whitinsville Regional Hospital, Series 1998C, 5.750%, 7/15/13	1/12 at 100.00	BBB–	220,440

1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	1,183,322

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34 (4), (6)	7/14 at 100.00	D	1,080,000

105	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 2001C, 5.750%, 7/01/32	7/12 at 100.00	AA	105,803

4,065	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	A–	3,817,156
41,640	Total Health Care			35,916,600
	Housing/Multifamily – 5.6%

1,535	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%, 4/01/20 – AGM Insured	4/18 at 100.00	AA–	1,695,315

1,115	Framingham Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Refunding Bonds, Beaver Terrace Apartments, Series 2000A, 6.350%, 2/20/32	8/15 at 100.00	Aaa	1,182,034

3,200	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	BB	3,189,952

2,565	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House Apartments, Series 1999, 7.000%, 12/01/31	6/12 at 100.00	N/R	2,565,000

190	Massachusetts Housing Finance Agency, Housing Development Revenue Bonds, Series 1998A, 5.375%, 6/01/16 – NPFG Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa1	190,103

500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)	6/13 at 100.00	AA–	502,400

2,575	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/12 at 103.00	N/R	2,667,134
11,680	Total Housing/Multifamily			11,991,938
	Housing/Single Family – 0.7%

1,120	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust 3145, 15.456%, 6/01/16 (IF)	No Opt. Call	AA	1,254,154

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$245	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	Aaa	$245,034
1,365	Total Housing/Single Family			1,499,188
	Industrials – 0.4%

320	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	310,605

400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003, 5.450%, 6/01/14	No Opt. Call	BBB	431,132
720	Total Industrials			741,737
	Long-Term Care – 4.8%

1,500	Massachusetts Development Finance Agency, Human Service Provider Revenue Bonds, Seven Hills Foundation and Affiliates Issue, Series 2005, 5.000%, 9/01/35 – RAAI Insured	9/15 at 100.00	BBB–	1,264,500

240	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A–	244,486

4,220	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	10/12 at 102.00	N/R	3,617,890

50	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21	1/12 at 102.00	BBB	51,051

2,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)	3/12 at 105.00	AAA	2,628,575

1,790	Massachusetts Development Finance Authority, Revenue Bonds, May Institute, Series 1999, 5.750%, 9/01/24 – RAAI Insured	3/12 at 100.00	BBB–	1,650,559

255	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cable Housing and Health Services, Series 1993A, 5.625%, 7/01/13 – NPFG Insured	1/12 at 100.00	Baa1	255,701

610	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement Community, Series 1994B, 4.750%, 7/01/17	1/12 at 100.00	BBB	610,201
11,165	Total Long-Term Care			10,322,963
	Tax Obligation/General – 9.3%

500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aa2	536,960

850	Beverly, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/01/21 – NPFG Insured	11/13 at 100.00	Aa2	910,223

1,000	Erving, Massachusetts, General Obligation Bonds, Series 2002, 5.500%, 6/15/16	6/12 at 101.00	A1	1,027,070

	Fall River, Massachusetts, General Obligation Bonds, Series 2003:
1,520	5.250%, 2/01/17 – AGM Insured	2/13 at 101.00	AA–	1,601,062
1,000	5.000%, 2/01/21 – AGM Insured	2/13 at 101.00	AA–	1,033,910

1,750	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	2/20 at 100.00	AA	1,873,218

1,385	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	AA+	1,717,885

1,350	Norwell, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 2/15/25 – AMBAC Insured	No Opt. Call	AAA	1,448,213

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
275	5.500%, 7/01/16 – AGM Insured	No Opt. Call	AA–	308,187
1,490	5.500%, 7/01/17 – AGM Insured	No Opt. Call	AA–	1,664,881
980	5.500%, 7/01/19 – AGM Insured	No Opt. Call	AA–	1,108,174

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$4,300	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa1	$4,567,545

1,000	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	1,074,880

690	Westfield, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 8/01/19 – AMBAC Insured	8/14 at 100.50	A+	754,418

120	Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 – FGIC Insured	2/12 at 100.00	A1	120,361
18,210	Total Tax Obligation/General			19,746,987
	Tax Obligation/Limited – 10.1%

680	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 – AMBAC Insured	5/13 at 100.00	A–	697,789

395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 – AMBAC Insured	5/14 at 100.00	A–	416,054

1,375	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AMBAC Insured	5/16 at 100.00	Aa2	1,432,131

2,500	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	Aa2	2,600,725

	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B:
2,025	5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	Aa2	2,494,395
1,125	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	Aa2	1,385,618

3,200	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 – AGM Insured	8/15 at 100.00	AA+	3,579,968

1,350	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A, 5.000%, 8/15/22 – AMBAC Insured	8/17 at 100.00	AA+	1,532,223

2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41	10/21 at 100.00	AA+	2,122,340

1,130	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1	1,298,607

1,650	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – AGM Insured	No Opt. Call	AAA	1,802,691

475	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	420,418

1,650	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 – NPFG Insured	7/14 at 100.00	Baa1	1,700,573
19,555	Total Tax Obligation/Limited			21,483,532
	Transportation – 8.6%

1,765	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A	1,841,830

2,000	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA–	2,138,820

3,835	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/24 – NPFG Insured	7/13 at 100.00	AA–	4,039,289

1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003C, 5.000%, 7/01/18 – NPFG Insured	7/13 at 100.00	AA–	1,057,970

2,600	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A3	2,578,446

500	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A	514,090

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$4,055	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	N/R		$3,066,837

820	Metropolitan Boston Transit Parking Corporation, Massachusetts Systemwide Parking Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+		833,391

2,250	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AA–		2,350,778
18,825	Total Transportation				18,421,451
	U.S. Guaranteed – 2.2% (7)

1,115	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 (Pre-refunded 3/01/17)	3/17 at 100.00	N/R	(7)	1,319,301

75	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C, 5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA		91,140

50	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2003C, 6.375%, 7/01/23 (Pre-refunded 7/01/13)	7/13 at 101.00	A	(7)	55,152

750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19 (Pre-refunded 9/01/13)	9/13 at 100.00	AA–	(7)	808,695

295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	BBB	(7)	345,708

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B, 6.250%, 7/01/22 (Pre-refunded 7/01/12)	7/12 at 101.00	N/R	(7)	1,045,190

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H, 5.375%, 5/15/19 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	N/R	(7)	511,825

185	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	1/12 at 100.00	AAA		209,030

350	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 (Pre-refunded 7/01/14)	7/14 at 100.00	Baa1	(7)	389,603
4,320	Total U.S. Guaranteed				4,775,644
	Utilities – 3.8%

900	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–		924,858

2,500	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 – NPFG Insured	1/12 at 101.00	Baa1		2,530,125

500	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Dominion Energy Brayton Point Project, Refunding Series 2009, 5.750%, 12/01/42 (Mandatory put 5/01/19)	No Opt. Call	A–		569,750

1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	6/12 at 100.00	A–		1,003,170

2,900	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – FGIC Insured	7/14 at 100.00	A3		2,975,139
7,800	Total Utilities				8,003,042
	Water and Sewer – 8.9%

1,700	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA–		1,798,685

1,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien Refunding Series 2010A, 5.000%, 11/01/30	11/19 at 100.00	AA+		1,106,950

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	8/13 at 100.00	AAA	$62,589

380	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2004-10, 5.000%, 8/01/26	8/14 at 100.00	AAA	398,795

1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – AGM Insured	No Opt. Call	AA+	1,231,910

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A:
1,650	5.000%, 8/01/27 – NPFG Insured	8/17 at 100.00	AA+	1,796,108
750	5.000%, 8/01/28 – NPFG Insured	8/17 at 100.00	AA+	811,973
2,080	5.000%, 8/01/29 – NPFG Insured	8/17 at 100.00	AA+	2,221,981

2,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005B, 5.000%, 8/01/35 – NPFG Insured	8/17 at 100.00	AA+	2,613,300

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A:
1,500	5.000%, 8/01/31 – AMBAC Insured	8/16 at 100.00	AA+	1,583,175
2,000	4.000%, 8/01/46	8/16 at 100.00	AA+	1,847,600

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	788,568

1,500	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 – AGC Insured	No Opt. Call	AA–	1,634,970

1,000	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A+	1,042,920
17,880	Total Water and Sewer			18,939,524
$208,535	Total Investments (cost $206,538,475) – 98.2%			209,388,711
	Other Assets Less Liabilities – 1.8%			3,825,097
	Net Assets – 100%			$213,213,808

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$207,156,201	$2,232,510	$209,388,711

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

November 30, 2011

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	2,232,510
Transfers out of	—
Balance at the end of period	$2,232,510

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $206,355,510.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$8,982,868
Depreciation	(5,949,667)
Net unrealized appreciation (depreciation) of investments	$3,033,201

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

8	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.0%

$3,830	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$3,584,727

3,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	3,198,870
6,830	Total Consumer Staples			6,783,597
	Education and Civic Organizations – 23.2%

210	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/20	4/17 at 100.00	N/R	203,858

1,185	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	1,233,952

1,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2003B, 5.000%, 7/01/33 – NPFG Insured	7/13 at 100.00	Baa1	1,552,890

1,490	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 1998A, 5.000%, 7/01/18 – RAAI Insured	1/12 at 100.00	N/R	1,491,192

1,435	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 – RAAI Insured	7/16 at 100.00	N/R	1,335,196

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A:
960	5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	N/R	943,642
400	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	N/R	379,768

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2007G, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	A2	1,904,980

3,200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O, 5.000%, 7/01/35	7/20 at 100.00	A–	3,334,784

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Horace Bushnell Memorial Hall, Series 1999A, 5.625%, 7/01/29 – NPFG Insured	1/12 at 100.00	Baa1	2,000,940

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series 2004D, 5.000%, 7/01/16 – NPFG Insured	1/15 at 100.00	Baa1	702,384

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2006H, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A–	4,072,760

4,450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	A–	4,703,739

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-K2, 5.000%, 7/01/31 – NPFG Insured	7/18 at 100.00	A–	4,160,120

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
395	5.000%, 7/01/30 – AMBAC Insured	7/17 at 100.00	N/R	401,233
965	5.000%, 7/01/37 – AMBAC Insured	7/17 at 100.00	N/R	953,285

1,230	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 1998E, 5.000%, 7/01/28 – RAAI Insured	1/12 at 100.00	BBB	1,190,874

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
1,000	5.125%, 7/01/26	7/21 at 100.00	BBB	1,019,690
2,500	5.625%, 7/01/41	7/21 at 100.00	BBB	2,601,300

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2004H, 5.000%, 7/01/17 – NPFG Insured	7/14 at 100.00	A+	712,004

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2007J, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	A1	1,992,400

1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2010M, 4.250%, 7/01/28	7/20 at 100.00	A+	1,449,378

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2002E:
$1,400	5.500%, 7/01/22 – RAAI Insured	7/12 at 101.00	BBB–	$1,420,048
6,000	5.250%, 7/01/32 – RAAI Insured	7/12 at 101.00	BBB–	5,845,078

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2006G:
4,995	5.250%, 7/01/26 – RAAI Insured	7/16 at 100.00	BBB–	5,041,304
2,250	5.250%, 7/01/36 – RAAI Insured	7/16 at 100.00	BBB–	2,125,373

685	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42	7/13 at 100.00	AAA	702,639

10,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	10,563,654

3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42	7/17 at 100.00	AAA	3,217,470

2,000	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 2010A, 4.000%, 11/15/30	11/20 at 100.00	Aa2	1,904,000

1,435	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/16 – NPFG Insured	1/14 at 100.00	AA	1,553,732

2,670	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 – AGM Insured	2/15 at 100.00	AA	2,993,818

	University of Connecticut, General Obligation Bonds, Series 2009A:
1,000	5.000%, 2/15/27	2/19 at 100.00	AA	1,105,180
1,000	5.000%, 2/15/28	2/19 at 100.00	AA	1,097,790

630	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	700,919

3,120	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/20 – FGIC Insured	11/12 at 101.00	Aa2	3,282,396
77,895	Total Education and Civic Organizations			79,893,770
	Energy – 0.1%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Ba2	404,135
	Health Care – 14.7%

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital Issue, Series 1992A, 6.625%, 7/01/18 – NPFG Insured	1/12 at 100.00	Baa1	2,015,360

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B:
1,000	5.500%, 7/01/21 – RAAI Insured	7/12 at 101.00	N/R	991,870
4,025	5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	N/R	3,788,652

640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured	1/12 at 100.00	N/R	640,173

2,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	2,103,069

4,575	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	4,579,987

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C:
500	5.250%, 7/01/22 – RAAI Insured	No Opt. Call	BBB–	513,230
1,005	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	952,298

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36	7/21 at 100.00	A+	1,010,970

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
$495	5.000%, 7/01/25	7/21 at 100.00	A2	$515,646
500	5.000%, 7/01/27	7/21 at 100.00	A2	513,975

90	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured	7/12 at 101.00	N/R	85,382

3,620	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 10.00	A	3,692,002

2,560	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	2,658,970

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00		2,035,740

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 2005F, 5.000%, 7/01/28 – AGM Insured	7/18 at 100.00	AA–	2,084,720

11,460	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	Aa3	11,869,808

1,300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40	7/20 at 100.00	Aa3	1,388,348

2,500	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	2,576,875

590	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J, 5.000%, 7/01/39	7/19 at 100.00	AA	603,240

3,900	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40	2/21 at 100.00	Aa2	4,213,989

1,670	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue Bonds, Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,685,982
49,670	Total Health Care			50,520,286
	Housing/Multifamily – 0.8%

2,875	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds, Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)	11/15 at 100.00	AAA	2,879,543
	Housing/Single Family – 5.4%

	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C:
1,595	5.300%, 11/15/33 (Alternative Minimum Tax)	5/12 at 100.00	AAA	1,595,351
5,160	5.450%, 11/15/43 (Alternative Minimum Tax)	11/43 at 100.00	AAA	5,160,877

5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5, 5.050%, 11/15/34	5/13 at 100.00	AAA	5,051,950

	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
1,610	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,611,980
1,735	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,718,483

3,410	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	3,465,924
18,510	Total Housing/Single Family			18,604,565
	Long-Term Care – 3.1%

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church Homes Inc. - Congregational Avery Heights, Series 1997:
380	5.700%, 4/01/12	2/12 at 100.00	BBB–	380,760
2,560	5.800%, 4/01/21	4/12 at 100.00	BBB–	2,561,203

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Connecticut Baptist Homes Inc., Series 1999:
$720	5.500%, 9/01/15 – RAAI Insured	3/12 at 100.00	BBB–	$720,943
500	5.625%, 9/01/22 – RAAI Insured	3/12 at 100.00	BBB–	500,145

1,525	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Elim Park Baptist Home Inc., Series 1998A, 5.375%, 12/01/18	6/12 at 100.00	BBB	1,530,277

3,270	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding Series 2010-16, 5.000%, 6/15/30	6/20 at 100.00	AA	3,456,063

	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009B:
250	6.125%, 1/01/14	2/12 at 100.00	N/R	250,168
830	7.625%, 1/01/30	1/20 at 100.00	N/R	869,882
350	7.750%, 1/01/43	1/20 at 100.00	N/R	364,217
10,385	Total Long-Term Care			10,633,658
	Tax Obligation/General – 16.8%

1,500	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 – FGIC Insured	8/12 at 100.00	A1	1,531,170

2,330	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	2,510,060

5,000	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	5,507,300

2,200	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AA	2,426,534

1,000	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 10.00	AA	1,159,840

	Connecticut State, General Obligation Bonds, Series 2008C:
1,000	5.000%, 11/01/26	11/18 at 100.00	AA	1,125,110
1,000	5.000%, 11/01/27	11/18 at 100.00	AA	1,112,550
1,000	5.000%, 11/01/28	11/18 at 100.00	AA	1,106,660

1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	AA	1,104,030

	Connecticut, General Obligation Bonds, Series 2001C:
5,000	5.500%, 12/15/13 (UB)	No Opt. Call	AA	5,506,400
10,000	5.500%, 12/15/14 (UB)	No Opt. Call	AA	11,429,000

	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
1,195	5.000%, 8/01/20 – AGM Insured	8/15 at 100.00	AA–	1,323,032
595	5.000%, 8/01/21 – AGM Insured	8/15 at 100.00	AA–	658,748
1,210	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AA–	1,252,870

485	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	600,076

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
700	5.500%, 7/01/14 – AGM Insured	No Opt. Call	AA–	765,632
2,125	5.500%, 7/01/16 – AGM Insured	No Opt. Call	AA–	2,381,445
2,500	5.500%, 7/01/17 – AGM Insured	No Opt. Call	AA–	2,793,425
2,870	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA–	3,219,279
1,875	5.500%, 7/01/19 – AGM Insured	No Opt. Call	AA–	2,120,231

1,700	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa1	1,805,774

1,000	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	1,074,880

	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
1,280	7.000%, 12/01/24 – AGM Insured	12/20 at 100.00	AA–	1,494,810
1,415	7.000%, 12/01/25 – AGM Insured	12/20 at 100.00	AA–	1,632,004
1,725	7.000%, 12/01/27 – AGM Insured	12/20 at 100.00	AA–	1,970,640
51,705	Total Tax Obligation/General			57,611,500

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited – 11.1%

$2,600	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA–		$2,659,176

1,250	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2008G, 6.000%, 7/01/28 – AGC Insured	7/18 at 100.00	AA–		1,385,438

	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
1,275	5.000%, 12/15/20	12/11 at 101.00	AA–		1,291,958
1,000	5.000%, 12/15/30	12/11 at 101.00	AA–		1,009,930

5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2008A, 5.000%, 11/01/28	No Opt. Call	AA		5,442,800

410	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B, 6.125%, 9/01/12	No Opt. Call	AA		427,909

1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/23 – FGIC Insured	1/14 at 100.00	AA		1,067,450

5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/26 – AMBAC Insured	8/17 at 100.00	AA		5,469,850

1,900	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–		1,929,792

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
200	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1		201,824
4,100	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa1		4,097,171

4,650	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA–		5,064,408

1,050	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	Aa2		1,071,000

13,230	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A, 0.000%, 8/01/33	No Opt. Call	A+		3,512,168

305	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A3		336,159

1,720	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41	4/21 at 100.00	N/R		1,722,098

1,370	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB		1,362,712
46,060	Total Tax Obligation/Limited				38,051,843
	Transportation – 0.4%

1,360	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%, 12/01/14 – AMBAC Insured	No Opt. Call	N/R		1,442,851

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (4)	6/12 at 100.00	D		47,563
1,610	Total Transportation				1,490,414
	U.S. Guaranteed – 2.7% (5)

1,440	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/22 (Pre-refunded 9/15/13) – AGM Insured	9/13 at 100.00	AA–	(5)	1,564,387

65	Connecticut Development Authority, Revenue Bonds, Duncaster Inc., Series 2002, 4.750%, 8/01/32 (Pre-refunded 8/01/12) – RAAI Insured	8/12 at 101.00	BBB	(5)	67,540

860	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General Healthcare System – Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19 (ETM)	1/12 at 100.00	Aaa		1,060,492

605	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 2001A, 5.250%, 11/15/18 (Pre-refunded 5/15/12) – NPFG Insured (Alternative Minimum Tax)	5/12 at 100.00	Aa2	(5)	605,914

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (5) (continued)

$4,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B, 5.000%, 12/01/20 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA	(5)	$4,189,240

1,395	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	A3	(5)	1,766,237
8,365	Total U.S. Guaranteed				9,253,810
	Utilities – 10.4%

1,000	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue Bonds, Covanta Bristol Inc., Series 2005, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	AA		1,024,530

3,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Western Massachusetts Electric Company, Series 1993A, 5.850%, 9/01/28	10/12 at 100.00	BBB+		3,010,530

3,740	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)	11/12 at 100.00	Baa1		3,745,423

5,250	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	5/12 at 100.00	Ba1		5,250,105

1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)	12/12 at 101.00	Ba1		1,003,730

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
715	5.500%, 1/01/14 (Alternative Minimum Tax)	1/12 at 100.00	BBB		716,909
6,685	5.500%, 1/01/20 (Alternative Minimum Tax)	1/12 at 100.00	BBB		6,705,254

	Guam Power Authority, Revenue Bonds, Series 1999A:
2,280	5.125%, 10/01/29 – NPFG Insured	4/12 at 100.00	Baa1		2,211,144
1,000	5.125%, 10/01/29 – AMBAC Insured	4/12 at 100.00	Ba1		924,470

	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002:
5,000	5.000%, 7/01/19 – NPFG Insured	No Opt. Call	A3		5,509,750
5,000	5.000%, 7/01/20 – NPFG Insured	No Opt. Call	A3		5,480,050
34,670	Total Utilities				35,581,895
	Water and Sewer – 10.7%

1,750	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic Company, Series 1995, 6.150%, 4/01/35 (Alternative Minimum Tax)	4/12 at 100.00	N/R		1,749,843

160	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Refunding Series 2005B, 4.400%, 8/01/29 – SYNCORA GTY Insured	8/12 at 102.00	N/R		151,202

5,625	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R		4,988,306

1,550	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA		1,670,916

	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A:
3,840	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1		3,962,918
4,670	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1		4,769,845

2,350	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2		2,242,417

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+		1,079,420

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,140	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	$1,182,853

	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A:
3,000	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa3	3,118,590
3,955	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	Aa3	4,009,421

2,760	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth Series, 2007A, 5.000%, 8/01/30 – NPFG Insured	8/16 at 100.00	Aa3	2,886,518

4,130	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41	8/21 at 100.00	Aa3	4,354,837

550	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32	11/13 at 100.00	AA+	581,323
36,480	Total Water and Sewer			36,748,409
$345,555	Total Investments (cost $337,704,171) – 101.4%			348,457,425
	Floating Rate Obligations – (2.9)%			(10,000,000)
	Other Assets Less Liabilities – 1.5%			5,349,271
	Net Assets – 100%			$343,806,696

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$348,457,425	$—	$348,457,425

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $327,334,135.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

November 30, 2011

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$13,203,919
Depreciation	(2,080,629)
Net unrealized appreciation (depreciation) of investments	$11,123,290

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

16	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%

	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$280	5.000%, 1/01/32	1/15 at 100.00	B3	$164,545
240	5.125%, 1/01/37	1/15 at 100.00	B3	141,048
520	Total Consumer Discretionary			305,593
	Consumer Staples – 4.0%

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
4,290	4.500%, 6/01/23	6/17 at 100.00	BBB	3,885,281
7,010	4.750%, 6/01/34	6/17 at 100.00	BB+	4,800,728
1,715	5.000%, 6/01/41	6/17 at 100.00	BB–	1,189,507
13,015	Total Consumer Staples			9,875,516
	Education and Civic Organizations – 10.5%

2,000	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	2,022,820

375	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	N/R	381,671

2,500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 – ACA Insured	7/13 at 100.00	N/R	2,417,450

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	N/R	1,019,960

425	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series 2007D, 5.250%, 7/01/37	7/17 at 100.00	BBB+	426,713

1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D, 5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	1,532,988

45	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 – NPFG Insured	7/14 at 100.00	A1	47,195

1,400	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F, 5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	A1	1,539,006

1,035	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A1	1,053,827

	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
125	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	A+	130,999
265	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A+	276,541
815	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	A+	821,944

2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Richard Stockton College of New Jersey, Refunding Series 2008A, 5.375%, 7/01/38	7/18 at 100.00	A2	2,108,620

290	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23 – RAAI Insured	7/14 at 100.00	BBB+	300,974

190	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C, 5.000%, 7/01/37 – RAAI Insured	7/12 at 100.00	BBB+	185,567

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2007B, 4.250%, 7/01/34 – FGIC Insured	7/17 at 100.00	A+	464,730

1,840	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Kean University, Series 2009A, 5.500%, 9/01/36 – AGC Insured	9/19 at 100.00	AA–	1,969,738

2,500	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32	6/19 at 100.00	Baa1	2,921,950

510	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	522,067

4,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AA+	4,176,160

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$630	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	$653,329

1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	1,409,985
25,440	Total Education and Civic Organizations			26,384,234
	Financials – 0.7%

750	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	2/12 at 100.00	Ba1	753,135

1,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	986,640
1,750	Total Financials			1,739,775
	Health Care – 19.4%

2,530	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.250%, 2/15/27	2/15 at 100.00	BBB	2,405,119

350	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	337,848

3,000	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/25	2/15 at 100.00	BBB	2,838,660

4,000	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	4,086,440

3,480	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001, 5.000%, 8/01/31 – AMBAC Insured	2/12 at 100.00	N/R	3,573,473

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
800	6.000%, 7/01/26	7/21 at 100.00	BBB–	820,160
75	6.250%, 7/01/35	7/21 at 100.00	BBB–	76,539

1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	1,166,403

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	Aa3	1,537,740

140	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	Baa3	135,148

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/26	7/16 at 100.00	A–	2,006,820

1,710	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A–	1,682,332

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group, Series 2001:
600	5.500%, 7/01/21	1/12 at 100.00	A3	600,480
265	5.625%, 7/01/31	1/12 at 100.00	A3	264,984

5,475	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA–	5,534,459

305	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31	7/12 at 101.00	BB+	294,075

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B:
2,500	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	2,430,250
900	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	812,853

360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37	No Opt. Call	BBB	359,010

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A:
$750	5.000%, 7/01/29	1/17 at 100.00	BBB	$727,350
15,000	0.000%, 7/01/35	1/17 at 39.39	BBB	3,166,950

3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	3,011,640

1,315	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	1,165,905

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
1,255	5.500%, 7/01/23	7/13 at 100.00	Ba2	1,125,547
1,725	5.500%, 7/01/33	7/13 at 100.00	Ba2	1,349,554

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
855	5.000%, 7/01/25	7/16 at 100.00	A2	874,990
810	5.000%, 7/01/36	7/16 at 100.00	A2	803,731

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City Medical Center, Series 2002, 5.750%, 7/01/25	7/12 at 100.00	A+	1,010,400

	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002:
1,710	5.000%, 7/01/22 – RAAI Insured	1/12 at 100.00	N/R	1,604,100
1,000	5.125%, 7/01/32 – RAAI Insured	1/12 at 100.00	N/R	847,100

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/39	6/19 at 100.00	AA	2,045,820
61,570	Total Health Care			48,695,880
	Housing/Multifamily – 4.0%

1,000	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Housing Revenue Bonds, Ballantyne House Project, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)	11/12 at 100.00	Aaa	1,004,830

	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
2,055	5.750%, 6/01/31	6/20 at 100.00	Baa3	2,113,383
1,100	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,123,221

1,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000A-1, 6.350%, 11/01/31 – AGM Insured (Alternative Minimum Tax)	3/12 at 100.00	AA–	1,501,650

530	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000E-1, 5.750%, 5/01/25 – AGM Insured	2/12 at 100.00	AA–	530,572

3,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	A+	3,029,250

655	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview Apartments Project, Series 2000A, 6.300%, 10/20/19 (Alternative Minimum Tax)	4/12 at 100.00	Aaa	656,218
9,840	Total Housing/Multifamily			9,959,124
	Housing/Single Family – 2.0%

20	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 2000CC, 5.875%, 10/01/31 – NPFG Insured (Alternative Minimum Tax)	4/12 at 100.00	Aaa	20,015

1,900	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	1,865,021

2,775	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008AA, 6.375%, 10/01/28	10/18 at 100.00	AA	3,079,279

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$70	Virgin Islands Housing Finance Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	3/12 at 100.00	N/R	$70,135
4,765	Total Housing/Single Family			5,034,450
	Industrials – 1.5%

3,685	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding Bonds, Covantan Union Inc. Lessee, Series 2011A, 5.250%, 12/01/31 (WI/DD, Settling 12/15/11) (Alternative Minimum Tax)	12/21 at 100.00	AA+	3,793,376
	Long-Term Care – 3.5%

785	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	665,445

975	New Jersey Economic Development Authority, First Mortgage Fixed Rate Revenue Bonds, Cadbury Corporation, Series 1998A, 5.500%, 7/01/18 – ACA Insured	1/12 at 100.00	N/R	902,684

1,975	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.750%, 11/01/24	11/14 at 100.00	N/R	1,990,326

600	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001, 5.875%, 6/01/18	6/13 at 100.00	A–	613,098

140	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2002, 5.250%, 6/01/32	6/13 at 102.00	A–	141,000

	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998:
1,500	5.125%, 7/01/25	1/12 at 100.00	BB+	1,324,320
1,165	6.625%, 7/01/38	1/14 at 100.00	BB+	1,145,335

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good Shepherd Obligated Group, Series 2001:
1,000	5.100%, 7/01/21 – RAAI Insured	1/12 at 100.00	N/R	896,730
1,350	5.200%, 7/01/31 – RAAI Insured	1/12 at 100.00	N/R	1,073,777
9,490	Total Long-Term Care			8,752,715
	Tax Obligation/General – 4.8%

525	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	584,462

735	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2005, 4.000%, 12/01/17 – AMBAC Insured	12/15 at 100.00	N/R	755,176

620	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2006, 5.000%, 12/01/15 – AMBAC Insured	No Opt. Call	N/R	673,537

750	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured	12/19 at 100.00	Aa3	871,380

	Readington Township, New Jersey, General Obligation Bonds, General Improvement Series 2011:
875	5.125%, 1/15/28	1/21 at 100.00	AA	954,844
875	5.250%, 1/15/30	1/21 at 100.00	AA	951,265

5,000	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 1998A, 5.000%, 6/15/28 (Alternative Minimum Tax)	12/11 at 100.00	AA+	5,002,400

2,110	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 1/01/21 – AGM Insured	1/16 at 100.00	Aa3	2,324,439
11,490	Total Tax Obligation/General			12,117,503
	Tax Obligation/Limited – 24.8%

650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	797,362

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003:
$1,000	5.000%, 12/01/20 – NPFG Insured	12/13 at 100.00	AA	$1,076,260
695	5.000%, 12/01/21 – NPFG Insured	12/13 at 100.00	AA	748,001

825	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	969,416

900	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	1,093,527

1,395	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36 (WI/DD, Settling 12/01/11)	1/22 at 100.00	A	1,449,754

	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
395	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	412,534
920	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	938,759

1,750	Middlesex County, New Jersey, Certificates of Participation, Series 2001, 5.000%, 8/01/22 – NPFG Insured	2/12 at 100.00	Aa3	1,754,533

2,255	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	A+	2,329,325

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
930	5.500%, 6/15/24	6/12 at 100.00	BBB	930,047
1,595	5.750%, 6/15/29	6/14 at 100.00	BBB	1,592,336
2,560	5.750%, 6/15/34	6/14 at 100.00	BBB	2,470,656

1,000	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Series 2005C, 5.000%, 3/01/27 – AGM Insured	3/15 at 100.00	AA–	1,030,930

2,600	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	2,821,494

	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
85	5.125%, 6/15/27	6/17 at 100.00	Baa3	82,127
145	5.125%, 6/15/37	6/17 at 100.00	Baa3	134,034

830	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U, 5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	850,559

700	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured	No Opt. Call	AA–	777,364

	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
1,050	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	A+	1,134,084
1,875	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	1,943,925
4,495	5.000%, 9/15/26 – AMBAC Insured	No Opt. Call	A+	4,610,836
1,325	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	A+	1,351,235

	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformatiom Program, Series 2008A:
3,145	5.000%, 10/01/28	10/18 at 100.00	A+	3,250,483
1,950	5.250%, 10/01/38	10/18 at 100.00	A+	1,985,139

2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformatiom Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	A+	2,135,520

	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
560	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	626,797
1,000	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	1,109,280

14,635	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A+	4,868,032

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A+	$2,249,144

1,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	A+	1,740,570

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
4,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	1,181,120
4,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	1,113,400
5,450	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	1,421,960

500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	A+	536,715

5,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39	No Opt. Call	A+	1,002,100

2,750	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A+	3,056,295

485	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	429,269

2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	2,162,320

1,495	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	1,560,302

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	Aa2	459,000
83,295	Total Tax Obligation/Limited			62,186,544
	Transportation – 13.3%

	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,335	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A1	1,383,754
500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	518,110

1,295	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A1	1,381,130

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
40	6.500%, 1/01/16	No Opt. Call	A+	47,348
485	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	574,090

5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	5,281,700

1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA–	1,500,590

3,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	3,654,770

900	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	943,101

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Third Series 2008, 5.000%, 7/15/38	7/18 at 100.00	Aa2	2,099,260

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
2,500	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	2,640,925
500	5.000%, 12/01/34	No Opt. Call	Aa2	520,960

420	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.454%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	Aa2	508,822

6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	Aa2	6,184,020

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
$1,000	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	Baa1		$1,033,390
2,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa1		1,985,060
3,125	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa1		3,050,250
31,900	Total Transportation				33,307,280
	U.S. Guaranteed – 7.4% (4)

2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(4)	2,632,225

520	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R	(4)	646,438

420	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A–	(4)	491,929

	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
1,825	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1	(4)	2,090,191
525	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1	(4)	601,288

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I, 5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+	(4)	536,695

1,195	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R	(4)	1,279,510

845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	N/R	(4)	1,035,252

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
10	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+	(4)	12,190
165	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+	(4)	201,132
600	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+	(4)	663,576
165	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3	(4)	182,483
115	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+	(4)	127,185
10	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3	(4)	11,060

375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	AA–	(4)	411,795

4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aaa		4,717,720

1,910	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa		1,962,964

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
25	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa		25,740
750	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa		806,513
16,455	Total U.S. Guaranteed				18,435,886
	Utilities – 0.5%

1,250	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12	No Opt. Call	Baa1		1,260,588
	Water and Sewer – 3.0%

2,550	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA–		2,698,028

1,380	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds, Series 2003A, 5.000%, 4/01/18 – SYNCORA GTY Insured	4/13 at 100.00	N/R		1,399,016

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,050	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water Company, Series 1998A, 5.250%, 7/01/38 – FGIC Insured (Alternative Minimum Tax)	1/12 at 100.00	A	$1,049,916

960	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A	982,982

500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 – FGIC Insured	8/12 at 100.00	N/R	508,195

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	788,568
7,200	Total Water and Sewer			7,426,705
$281,665	Total Investments (cost $241,418,007) – 99.5%			249,275,169
	Other Assets Less Liabilities – 0.5%			1,190,724
	Net Assets – 100%			$250,465,893

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$249,275,169	$—	$249,275,169

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $240,857,416.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$11,314,224
Depreciation	(2,896,471)
Net unrealized appreciation (depreciation) of investments	$8,417,753

24	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%

$665	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB–	$629,582
	Consumer Staples – 2.1%

540	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/12 at 100.00	A3	492,383

1,105	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	1,034,236

260	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/12 at 100.00	A3	240,144

6,650	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008C, 0.000%, 6/01/44	6/22 at 100.00	BB+	5,300,449

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,965	4.750%, 6/01/22	6/16 at 100.00	BBB	1,897,974
1,225	5.000%, 6/01/26	6/16 at 100.00	BBB	1,148,609
4,410	5.125%, 6/01/42	6/16 at 100.00	BBB–	3,115,533

1,500	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note-Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	1,599,435
17,655	Total Consumer Staples			14,828,763
	Education and Civic Organizations – 11.8%

660	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	654,278

	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A:
520	5.000%, 4/01/20	4/17 at 100.00	N/R	504,790
1,000	5.000%, 4/01/27	4/17 at 100.00	N/R	886,780
290	5.000%, 4/01/37	4/17 at 100.00	N/R	237,522

1,000	Allegany County Industrial Development Agency, New York, Revenue Bonds, Alfred University, Series 1998, 5.000%, 8/01/28 – NPFG Insured	2/12 at 100.00	Baa1	1,000,230

2,190	Buffalo and Erie County, New York, Industrial Land Development Corporation Tax-Exempt Revenue Bonds (Enterprise Charter School Project), Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	N/R	2,349,826

215	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	214,807

1,750	Dormitory Authority of the State of New York, Brooklyn Law School Revenue Bonds, Series 2009, 5.750%, 7/01/33	7/19 at 100.00	BBB+	1,892,118

2,255	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/13 – NPFG Insured	No Opt. Call	Aa3	2,352,281

	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A:
2,655	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	N/R	2,523,870
2,820	5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	2,580,469

1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	1,236,540

1,880	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 – NPFG Insured	7/17 at 100.00	A–	1,944,672

	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007:
1,670	5.250%, 7/01/29 – FGIC Insured	No Opt. Call	BBB	1,729,302
735	5.250%, 7/01/34 – FGIC Insured	No Opt. Call	BBB	741,277

685	Dormitory Authority of the State of New York, Insured Revenue Bonds, D’Youville College, Series 2001, 5.250%, 7/01/20 – RAAI Insured	1/12 at 102.00	N/R	696,426

605	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 2002, 5.000%, 7/01/21 – FGIC Insured	7/12 at 100.00	A2	612,442

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,850	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 – NPFG Insured	1/12 at 100.00	Baa1	$1,855,365

60	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/30 – AMBAC Insured	1/12 at 100.00	A2	60,036

	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B:
1,250	5.250%, 7/01/31 (Mandatory put 7/01/13) – FGIC Insured	No Opt. Call	Aa2	1,337,175
2,000	5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	2,139,480

2,120	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	2,195,472

435	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	BBB	438,671

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000, 5.250%, 7/01/30 – NPFG Insured	1/12 at 101.00	Baa1	1,002,330

750	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.625%, 11/01/32 – AGM Insured	5/21 at 100.00	AA–	833,333

350	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	368,638

585	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	616,853

1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	1,573,740

1,200	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	1,284,192

4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – AGM Insured	No Opt. Call	AA–	4,704,920

1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993C, 5.250%, 5/15/19	5/14 at 100.00	AA–	1,130,870

1,845	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Project, Series 2007-A2, 4.500%, 8/01/36	8/17 at 100.00	Baa1	1,689,282

615	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	626,882

250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2009B, 5.250%, 2/01/39	2/19 at 100.00	A	262,068

1,175	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB+	1,226,618

940	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 13.023%, 1/01/14 – AMBAC Insured (IF)	No Opt. Call	AA+	1,019,552

1,370	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, American Council of Learned Societies, Series 2002, 5.250%, 7/01/27	7/12 at 100.00	A1	1,379,261

2,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Polytechnic University, Series 2007, 5.250%, 11/01/37 – ACA Insured	11/17 at 100.00	BBB-	2,451,300

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2006:
5,520	5.000%, 8/01/26	8/16 at 100.00	A–	5,680,411
2,000	5.000%, 8/01/36	8/16 at 100.00	A–	2,003,580

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,060	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	900,767

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)
$2,845	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	$2,300,239
2,000	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	1,667,200

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
720	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	720,698
1,350	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	Baa1	1,308,393
3,550	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	3,130,142

2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Carnegie Hall, Series 2009A, 5.000%, 12/01/39	12/19 at 100.00	A+	2,049,680

1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art, Series 2001D, 5.125%, 7/01/31 – AMBAC Insured	7/12 at 100.00	Aa2	1,019,140

600	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	A	625,560

	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara University, Series 2001A:
2,575	5.500%, 11/01/16 – RAAI Insured	11/12 at 100.00	BBB+	2,606,389
1,000	5.350%, 11/01/23 – RAAI Insured	11/12 at 100.00	BBB+	1,007,980

430	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	431,484

745	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Dowling College, Series 1996, 6.700%, 12/01/20	6/12 at 100.00	BB	737,282

1,600	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	1,613,344

925	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 1998A, 5.750%, 8/01/28	2/12 at 100.00	N/R	914,178

	Yonkers Economic Development Corporation, New York, Revenue Bonds, Charter School Educational Excellence Project, Series 2010A:
1,340	6.000%, 10/15/30	10/20 at 100.00	BB+	1,301,622
1,200	6.250%, 10/15/40	10/20 at 100.00	BB+	1,162,536

1,000	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41	6/19 at 100.00	BBB	1,061,600
82,185	Total Education and Civic Organizations			82,595,893
	Energy – 0.1%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Ba2	404,135
	Financials – 0.6%

500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A1	505,750

3,475	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A1	3,634,676
3,975	Total Financials			4,140,426
	Health Care – 12.4%

1,000	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011, 6.125%, 11/15/30	11/20 at 100.00	BBB+	1,048,400

3,575	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008A, 5.250%, 11/15/32	11/17 at 100.00	BBB+	3,428,068

	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A:
1,910	5.125%, 2/01/22 – AMBAC Insured	8/12 at 100.00	N/R	1,954,121
245	5.000%, 2/01/31 – AMBAC Insured	8/12 at 100.00	N/R	246,225

1,405	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA–	1,491,084

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	BBB	$2,036,576

3,410	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York Hospital Medical Center of Queens, Series 1999, 4.750%, 2/15/37	2/17 at 100.00	N/R	3,412,114

	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005:
3,000	5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	BBB	3,275,190
1,775	5.000%, 2/01/28 – FGIC Insured	2/15 at 100.00	BBB	1,902,108

8,400	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	8,482,992

550	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A2	562,782

2,260	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/29 – NPFG Insured	1/12 at 100.00	A–	2,260,701

3,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/27 – RAAI Insured	1/12 at 100.00	A3	3,000,210

2,015	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.250%, 12/01/37	12/18 at 100.00	Ba1	2,016,693

3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20	1/12 at 100.00	A–	3,007,140

3,125	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%, 7/01/22 – NPFG Insured	1/12 at 100.00	A–	3,128,500

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island, Series 2004, 5.100%, 7/01/34	7/14 at 100.00	A–	1,255,800

2,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	Aa2	2,106,220

4,025	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	4,358,874

1,650	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System Obligated Group, Series 1998, 5.000%, 11/01/23 – NPFG Insured	2/12 at 100.00	A3	1,650,891

600	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34	11/16 at 100.00	A3	601,662

500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2006B, 5.000%, 11/01/34	11/16 at 100.00	A3	507,925

1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2009A, 5.500%, 5/01/37	5/19 at 100.00	A–	1,031,570

5,600	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37	7/17 at 100.00	BBB+	5,701,584

1,500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23	7/13 at 100.00	Baa1	1,525,065

2,400	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured	8/14 at 100.00	AA–	2,440,224

5,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 – AMBAC Insured	7/12 at 100.00	Baa1	5,002,450

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32	7/13 at 100.00	Baa1	$1,004,230

	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vassar Brothers Medical Center Facility, Series 2005:
545	5.500%, 4/01/30	10/20 at 100.00	AA–	570,375
950	5.500%, 4/01/34	10/20 at 100.00	AA–	990,765

	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
320	4.500%, 2/01/17	No Opt. Call	BBB–	319,878
710	5.250%, 2/01/27	No Opt. Call	BBB–	657,723
635	5.500%, 2/01/32	No Opt. Call	BBB–	589,337

2,720	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35	2/21 at 100.00	Aa2	3,018,194

	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
2,000	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	2,083,100
4,300	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	4,478,278

	Saratoga County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Saratoga Hospital Project, Series 2007B:
1,000	5.125%, 12/01/27	12/17 at 100.00	BBB+	1,002,560
500	5.250%, 12/01/32	12/17 at 100.00	BBB+	500,890

1,965	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28 (WI/DD, Settling 12/14/11)	7/21 at 100.00	A–	2,000,115

2,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	1/12 at 101.00	B	1,999,920
84,750	Total Health Care			86,650,534
	Housing/Multifamily – 3.4%

1,110	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 – AMBAC Insured	8/12 at 101.00	N/R	1,119,257

1,600	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40	5/20 at 100.00	AA–	1,610,320

295	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	4/12 at 100.00	AA+	297,569

1,000	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Morrisville State College Foundation, Series 2005A, 5.000%, 6/01/37 – CIFG Insured	6/15 at 101.00	BBB–	910,230

	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	436,924
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	444,104
4,030	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AA+	4,231,258

319	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured	12/11 at 105.00	N/R	336,171

35	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001A, 5.600%, 11/01/42	5/12 at 100.00	AA	35,111

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A:
910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	913,676
450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	455,684

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$2,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004A, 5.250%, 11/01/30	5/14 at 100.00	AA	$2,033,480

540	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004-H2, 5.125%, 11/01/34 (Alternative Minimum Tax)	11/14 at 100.00	AA	543,272

855	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010-D1A, 5.000%, 11/01/42	5/20 at 100.00	AA	876,221

2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,520,725

705	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	709,061

	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
270	6.100%, 11/01/15 – AGM Insured	5/12 at 100.00	AA–	271,223
355	6.125%, 11/01/20 – AGM Insured	5/12 at 100.00	AA–	355,589

1,790	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (Alternative Minimum Tax)	2/17 at 100.00	Aa1	1,809,601

1,000	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001G, 5.400%, 8/15/33 (Alternative Minimum Tax)	2/12 at 100.00	Aa1	1,000,280

3,030	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.400%, 8/20/32	2/12 at 102.00	Aaa	3,080,783
23,594	Total Housing/Multifamily			23,990,539
	Housing/Single Family – 0.9%

2,375	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	2,335,219

845	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 145, 5.125%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	Aa1	850,822

890	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	Aa1	903,573

420	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative Minimum Tax)	4/12 at 100.00	Aa1	420,223

1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	Aaa	1,680,833

210	New York State Mortgage Agency, Mortgage Revenue Bonds, Twenty-Ninth Series, 5.450%, 4/01/31 (Alternative Minimum Tax)	4/12 at 100.00	Aaa	210,097
6,400	Total Housing/Single Family			6,400,767
	Long-Term Care – 2.7%

230	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Augustana Lutheran Home for the Aged Inc., Series 2001, 5.400%, 2/01/31 – NPFG Insured	2/12 at 101.00	Baa1	233,662

770	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing Home Corporation, Series 1996, 5.950%, 2/01/16	2/12 at 100.00	AAA	783,968

2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Augustana Lutheran Home for the Aged Inc., Series 2000A, 5.500%, 8/01/38 – NPFG Insured	2/12 at 100.00	Baa1	2,006,880

1,070	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	1,121,831

	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2007B:
290	6.000%, 7/01/26 – AMBAC Insured	7/19 at 100.00	A–	317,779

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)
$310	6.000%, 7/01/27 – AMBAC Insured	7/19 at 100.00	A–	$337,826
330	6.000%, 7/01/28 – AMBAC Insured	7/19 at 100.00	A–	359,179
350	6.000%, 7/01/29 – AMBAC Insured	7/19 at 100.00	A–	380,016
1,460	6.000%, 7/01/36 – AMBAC Insured	7/19 at 100.00	A–	1,563,996

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2009A, 6.000%, 7/01/38	7/19 at 100.00	A–	1,067,320

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series 2005A, 5.000%, 7/01/34 – AGM Insured	7/15 at 100.00	AA–	2,046,320

650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Ba3	506,181

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home Association, Series 2000B, 6.375%, 7/01/29 – ACA Insured	1/12 at 101.00	BBB	1,002,800

	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	38,358
415	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	293,945

1,150	East Rochester Housing Authority, New York, GNMA Secured Revenue Refunding Bonds, Genesee Valley Presbyterian Nursing Center, Series 2001, 5.200%, 12/20/24	12/11 at 101.00	Aaa	1,162,984

1,700	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/16 at 101.00	N/R	1,425,841

340	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19	7/12 at 100.00	N/R	343,682

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
1,000	5.800%, 7/01/23	7/16 at 101.00	N/R	906,930
1,175	6.100%, 7/01/28	7/16 at 101.00	N/R	1,040,157
800	6.200%, 7/01/33	7/16 at 101.00	N/R	696,080

1,225	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic Landing At Southold, Inc. Project, Series 2010, 6.000%, 12/01/40	12/20 at 100.00	N/R	1,235,584

220	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001C-1, 7.250%, 7/01/16	1/12 at 101.00	N/R	222,334
19,535	Total Long-Term Care			19,093,653
	Materials – 0.1%

700	Essex County Industrial Development Agency, New York, Environmental Improvement Revenue Bonds, International Paper Company, Series 1999A, 6.450%, 11/15/23 (Alternative Minimum Tax)	5/12 at 100.00	BBB	700,700
	Tax Obligation/General – 6.0%

1,000	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	1,053,710

3,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – NPFG Insured	12/15 at 100.00	A2	3,286,860

2,250	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%, 3/01/16 – FGIC Insured	3/12 at 100.00	A3	2,265,210

2,000	Monroe-Woodbury Central School District, Orange County, New York, General Obligation Bonds, Series 2004A, 4.250%, 5/15/22 – FGIC Insured	5/14 at 100.00	Aa3	2,055,020

	Mount Sinai Union Free School District, Suffolk County, New York, General Obligation Refunding Bonds, Series 1992:
500	6.200%, 2/15/15 – AMBAC Insured	No Opt. Call	Aa3	580,535
1,035	6.200%, 2/15/16 – AMBAC Insured	No Opt. Call	Aa3	1,240,551

1,505	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1992B, 6.400%, 4/01/14 – FGIC Insured	No Opt. Call	Aa1	1,695,909

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$10,000	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/26	12/17 at 100.00	AA	$11,095,000

400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	434,564

1,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	1,136,070

	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,600	5.000%, 11/01/19 – AGM Insured	11/14 at 100.00	AA	1,753,584
1,050	5.000%, 11/01/20 – AGM Insured	11/14 at 100.00	AA	1,152,995

3,620	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	4,044,300

600	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	662,322

1,725	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA	1,954,080

	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/13 – AMBAC Insured	No Opt. Call	AA–	1,028,736
960	6.700%, 2/15/14 – AMBAC Insured	No Opt. Call	AA–	1,078,118
960	6.700%, 2/15/15 – AMBAC Insured	No Opt. Call	AA–	1,121,568

	Yonkers, New York, General Obligation Bonds, Series 2005B:
1,985	5.000%, 8/01/17 – NPFG Insured	8/15 at 100.00	BBB+	2,139,651
2,085	5.000%, 8/01/18 – NPFG Insured	8/15 at 100.00	BBB+	2,227,885
38,235	Total Tax Obligation/General			42,006,668
	Tax Obligation/Limited – 26.4%

1,500	Albany Parking Authority, New York, Revenue Refunding Bonds, Series 1992A, 0.000%, 11/01/17	No Opt. Call	N/R	1,145,775

	Canton Human Services Initiative Inc., New York, Facility Revenue Bonds, Series 2001:
920	5.700%, 9/01/24	3/12 at 102.00	A3	922,797
1,155	5.750%, 9/01/32	3/12 at 102.00	A3	1,122,198

80	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 2000D, 5.250%, 8/15/30 – AGM Insured	2/12 at 100.00	AA–	80,062

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured	8/14 at 100.00	AA–	1,044,840

	Dormitory Authority of the State of New York, Residential Insitutions for Children Revenue Bonds, Series 2008-A1:
2,000	5.000%, 6/01/33	6/18 at 100.00	Aa1	2,096,600
2,500	5.000%, 6/01/38	6/18 at 100.00	Aa1	2,601,950

2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	2,571,157

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,061,800

	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D:
5,675	5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	5,843,831
875	5.000%, 10/01/30 – NPFG Insured	10/12 at 100.00	A+	881,038

1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	10/19 at 100.00	AA–	1,578,945

4,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Education Series 2008A, 5.000%, 3/15/28	3/18 at 100.00	AAA	4,350,360

3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/34	2/19 at 100.00	AAA	3,181,260

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$685	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	$755,267

1,460	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured	5/18 at 100.00	AA–	1,628,265

1,100	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured	5/14 at 100.00	AA–	1,168,783

4,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	No Opt. Call	A	4,238,600

14,675	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	14,282,868

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
7,400	5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA	7,649,898
2,000	5.000%, 11/15/30	11/12 at 100.00	AA	2,060,900

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,825	5.750%, 7/01/18	No Opt. Call	AA–	2,232,705
2,000	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	2,049,640
1,350	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	1,376,852
4,400	5.125%, 1/01/29	7/12 at 100.00	AA–	4,484,216

1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	1,573,354

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
5,570	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	6,087,954
3,095	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	3,358,261
5,875	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	6,311,336
500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	530,450

7,800	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	8,289,294

4,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S1, 5.500%, 7/15/31	7/18 at 100.00	AA–	4,920,705

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E:
25	5.250%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	26,129
310	5.000%, 2/01/23 – FGIC Insured	2/13 at 100.00	AAA	323,652

3,705	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	4,059,420

	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
440	13.443%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	501,002
1,395	13.429%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	1,521,192

180	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA–	193,574

	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A:
5,050	5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	5,599,844
60	5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	66,091

2,100	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	2,167,473

1,625	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 – AGM Insured	No Opt. Call	AAA	1,843,335

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 2001A:
$1,185	5.250%, 5/15/25 – AMBAC Insured	5/12 at 100.00	A1	$1,188,342
1,250	5.250%, 5/15/26 – AMBAC Insured	5/12 at 100.00	A1	1,253,525

1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004A, 5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	AA	1,080,100

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
5,385	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	6,650,690
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,670,745

2,750	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	2,968,928

5,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB)	No Opt. Call	AA	6,792,720

5,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2011A-1, 5.000%, 4/01/31	4/21 at 100.00	AA	5,384,100

1,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	1,638,450

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
7,200	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	7,629,120
3,005	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	3,184,098
10,345	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	10,961,562

3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	3,189,930

1,200	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	1,255,944

675	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured	6/15 at 100.00	AA–	690,248

4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA–	4,486,800

5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	BBB+	521,450

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C:
1,810	5.250%, 8/01/41	8/20 at 100.00	A+	1,848,408
1,055	5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA–	1,080,141

1,850	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	Aa2	1,887,000

2,235	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)	1/17 at 100.00	BBB–	1,884,753
178,865	Total Tax Obligation/Limited			185,030,727
	Transportation – 16.8%

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A:
3,000	5.000%, 11/15/15 – FGIC Insured	No Opt. Call	A	3,367,110
2,605	5.000%, 11/15/25 – AGM Insured	11/13 at 100.00	AA–	2,754,032

1,180	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A, 4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA–	1,241,962

7,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006A, 5.000%, 11/15/31	11/16 at 100.00	A	7,183,540

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
$4,250	5.500%, 11/15/18 – AMBAC Insured	11/12 at 100.00	A	$4,421,488
1,500	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	1,556,130
1,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	1,032,390

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002E:
3,185	5.500%, 11/15/18 – NPFG Insured	11/12 at 100.00	A	3,313,515
7,155	5.500%, 11/15/19 – NPFG Insured	11/12 at 100.00	A	7,422,740

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,800	5.750%, 10/01/37	10/17 at 100.00	N/R	1,405,096
2,000	5.875%, 10/01/46	10/17 at 102.00	N/R	1,003,500

500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/12 at 100.00	BB–	386,305

3,670	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	3,793,679

3,040	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	3,032,613

580	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	638,145

	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
5,265	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	5,727,899
295	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	311,083

	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
1,600	5.000%, 1/01/30 – AGM Insured	7/15 at 100.00	AA–	1,676,608
3,000	5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AA–	3,134,370

	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1998:
1,000	5.000%, 4/01/18 – FGIC Insured (Alternative Minimum Tax)	4/12 at 100.00	BBB	997,780
1,500	5.000%, 4/01/28 – FGIC Insured (Alternative Minimum Tax)	4/12 at 100.00	BBB	1,381,725

4,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	4/12 at 100.00	Baa1	3,884,200

5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)	5/18 at 100.00	Aa2	5,294,950

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
500	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	Aa2	561,300
2,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	2,112,740
1,725	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,804,229

1,535	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.454%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	Aa2	1,859,622

3,485	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	BBB–	3,645,937

4,545	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa1	4,436,284

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (4)	6/12 at 100.00	D	47,563

15,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Bonds, Series 2011A, 5.000%, 1/01/28	No Opt. Call	Aa2	16,782,750

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/19 – FGIC Insured	1/12 at 100.00	Aa2		$2,510,175

15,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series 2002B, 5.250%, 11/15/19 (UB)	11/12 at 100.00	Aa2		15,674,400

1,560	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3		1,904,105

1,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.193%, 5/15/16 (IF)	No Opt. Call	Aa2		1,726,800
114,725	Total Transportation				118,026,765
	U.S. Guaranteed – 1.3% (5)

1,250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)	5/13 at 100.00	Aaa		1,339,263

220	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities, Series 1991A, 9.500%, 4/15/14 – FGIC Insured (ETM)	4/12 at 103.06	Baa1	(5)	247,201

500	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 – AMBAC Insured (ETM)	No Opt. Call	N/R	(5)	543,410

	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B:
855	5.000%, 7/01/20 – AMBAC Insured (ETM)	1/12 at 100.00	N/R	(5)	893,843
1,295	5.125%, 7/01/24 – AMBAC Insured (ETM)	1/12 at 100.00	N/R	(5)	1,355,852

735	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31 (Pre-refunded 7/01/12)	7/12 at 100.00	Baa3	(5)	759,549

575	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aaa		606,556

1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 100.00	Aaa		1,054,880

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital, Series 2002C:
850	6.000%, 11/01/22 (Pre-refunded 11/01/12)	11/12 at 100.00	A–	(5)	894,812
1,220	5.875%, 11/01/32 (Pre-refunded 11/01/12)	11/12 at 100.00	A–	(5)	1,282,928
8,500	Total U.S. Guaranteed				8,978,294
	Utilities – 9.8%

3,000	Chautauqua County, New York, Industrial Development Agency, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3		2,972,460

1,200	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–		1,233,144

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA–		4,879,800

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,350	0.000%, 6/01/20 – AGM Insured	No Opt. Call	AA–		1,851,612
2,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA–		1,272,400
2,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA–		1,199,380

1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 – AGM Insured	3/12 at 100.00	AA–		1,502,190

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 – CIFG Insured	9/13 at 100.00	A3		6,358,800

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
$8,800	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	$9,521,512
1,200	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A–	1,285,800
2,615	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	2,784,400

750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–	763,448

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35 – BHAC Insured	9/16 at 100.00	AA+	5,175,850

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A:
10,000	6.000%, 5/01/33	5/19 at 100.00	A–	11,235,100
5,000	5.500%, 5/01/33 – BHAC Insured	5/19 at 100.00	AA+	5,519,400

2,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/13 at 100.00	A–	2,434,752

1,000	New York State Energy Research and Development Authority, Electric Facilities Revenue Bonds, Long Island Lighting Company, Series 1995A, 5.300%, 8/01/25 – NPFG Insured (Alternative Minimum Tax)	3/12 at 100.00	A–	1,000,450

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)	5/12 at 101.00	Baa2	1,516,740

400	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put 11/15/14) (Alternative Minimum Tax)	5/12 at 101.00	Baa2	404,460

200	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)	5/12 at 101.00	Baa2	202,212

520	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	580,741

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
930	5.300%, 1/01/13 (Alternative Minimum Tax)	1/12 at 100.00	N/R	929,926
4,000	5.500%, 1/01/23 (Alternative Minimum Tax)	1/12 at 100.00	N/R	3,885,800
68,365	Total Utilities			68,510,377
	Water and Sewer – 6.7%

8,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	8,362,960

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Series 2011HH:
10,500	5.000%, 6/15/29	No Opt. Call	AA+	11,553,360
4,500	5.000%, 6/15/31	No Opt. Call	AA+	4,863,240
2,000	5.000%, 6/15/32	6/21 at 100.00	AA+	2,149,920

2,105	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured	6/16 at 100.00	AAA	2,187,600

3,340	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured	6/15 at 100.00	AAA	3,645,977

4,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/18	11/12 at 100.00	AAA	4,184,200

2,950	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/27 – SYNCORA GTY Insured	7/15 at 100.00	BBB–	3,013,012

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,520	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	$1,577,137

4,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured	6/15 at 100.00	AA+	4,167,640

1,455	Western Nassau County Water Authority, New York, Water System Revenue Bonds, Series 2005, 5.000%, 5/01/18 – AMBAC Insured	5/15 at 100.00	A1	1,598,507
44,370	Total Water and Sewer			47,303,553
$693,019	Total Investments (cost $685,382,756) – 101.2%			709,291,376
	Floating Rate Obligations – (2.6)%			(17,955,000)
	Other Assets Less Liabilities – 1.4%			9,759,065
	Net Assets – 100%			$701,095,441

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$709,291,376	$—	$709,291,376

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $666,963,796.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$31,466,630
Depreciation	(7,094,705)
Net unrealized appreciation (depreciation) of investments	$24,371,925

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

November 30, 2011

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

40	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 1.7%

$280	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	1/12 at 100.00	N/R	$280,862

1,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	B–	701,710

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (4), (5), (6)	12/17 at 100.00	N/R	475,030

500	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2008B, 6.500%, 3/01/28	3/18 at 100.00	N/R	468,760

260	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project Revenue Bonds, Series 2006B, 5.625%, 11/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	230,157
3,040	Total Consumer Discretionary			2,156,519
	Consumer Staples – 4.3%

1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	6/17 at 100.00	N/R	617,410

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
2,750	5.000%, 6/01/33	6/17 at 100.00	BB+	1,876,820
1,600	5.750%, 6/01/47	6/17 at 100.00	BB+	1,131,104
1,000	5.125%, 6/01/47	6/17 at 100.00	BB+	636,080

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BB+	624,190

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A:
50	5.000%, 6/01/37	6/14 at 100.00	BBB	34,873
750	5.125%, 6/01/46	6/14 at 100.00	BBB	492,630
8,150	Total Consumer Staples			5,413,107
	Education and Civic Organizations – 12.2%

1,065	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	Baa3	958,447

75	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	72,019

1,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144, 18.408%, 10/01/16 (IF)	No Opt. Call	Aa1	1,501,950

100	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/36	11/15 at 100.00	A2	100,049

	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006:
1,165	5.000%, 1/01/30	1/15 at 100.00	Baa3	1,001,702
500	5.000%, 1/01/36	1/15 at 100.00	Baa3	409,305

1,000	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	805,240

1,335	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39	10/18 at 100.00	N/R	1,264,699

1,500	California Municipal Finance Authority, Revenue Refunding Bonds, Biola University, Series 2008A, 5.875%, 10/01/34	4/18 at 100.00	Baa1	1,553,115

1,000	California Statewide Communitities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	1,016,120

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$750	California Statewide Communitities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	N/R	$742,223

815	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	831,088

500	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A, 5.500%, 11/01/38	No Opt. Call	N/R	444,310

2,135	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	2,022,825

200	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/29	11/16 at 100.00	N/R	174,830

395	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	296,542

100	California Statewide Community Development Authority, Revenue Bonds, Viewpoint School, Series 2004, 5.000%, 10/01/28 – ACA Insured	10/14 at 100.00	BBB	93,506

200	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	169,742

600	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	2/12 at 100.00	N/R	468,078

100	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006, 6.375%, 6/01/36	6/16 at 100.00	N/R	83,634

65	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006, 6.000%, 6/01/36	6/16 at 100.00	BBB–	56,684

390	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	305,729

1,060	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	912,798
16,300	Total Education and Civic Organizations			15,284,635
	Health Care – 13.2%

50	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/33	3/13 at 100.00	A	49,193

830	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15 (5), (6)	5/12 at 100.00	N/R	774,191

1,000	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/27	2/17 at 100.00	Baa2	943,960

1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	820,840

495	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008A, 5.500%, 7/01/30	7/17 at 100.00	A	513,127

2,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	1,663,120

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
750	5.250%, 7/01/30	7/15 at 100.00	BBB	665,175
515	5.250%, 7/01/35	7/15 at 100.00	BBB	438,389
495	5.000%, 7/01/39	7/15 at 100.00	BBB	398,430

715	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 18.530%, 11/15/32 (IF)	5/18 at 100.00	AA–	696,896

1,285	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 18.650%, 11/15/48 (IF)	5/18 at 100.00	AA–	1,252,464

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,000	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.384%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	$1,017,040

1,490	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	1,645,869

1,060	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BBB–	1,085,292

500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa3	512,950

500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	475,375

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
1,000	8.000%, 12/01/26	12/21 at 100.00	BB	1,109,060
500	7.500%, 12/01/41	12/21 at 100.00	BB	525,100

100	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36	12/16 at 100.00	N/R	59,802

2,000	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32	11/17 at 100.00	N/R	1,773,240

60	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006, 6.000%, 5/01/31	5/16 at 103.00	N/R	50,491
17,345	Total Health Care			16,470,004
	Housing/Multifamily – 4.1%

1,400	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	1,411,900

400	California Municipal Finance Authority, Revenue Bonds, University Students Coop Association, Series 2007, 4.750%, 4/01/27	4/17 at 100.00	BBB–	370,336

1,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	894,100

375	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	1/12 at 100.00	N/R	341,798

120	Multifamily Housing Revenue Bond Pass-Through Certificates, California, Series 2001-17, Stanford Arms Seniors Apartments 01-P2, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	6/12 at 100.00	N/R	120,128

1,250	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007, 5.000%, 12/15/33	12/12 at 100.00	Baa1	1,044,725

732	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	7/16 at 100.00	N/R	678,154

485	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37 (5), (6)	7/17 at 100.00	N/R	292,043
5,762	Total Housing/Multifamily			5,153,184
	Housing/Single Family – 0.7%

500	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E, 4.800%, 8/01/37 (Alternative Minimum Tax)	2/17 at 100.00	BBB	429,165

600	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 8.070%, 8/01/25 (Alternative Minimum Tax) (IF)	2/16 at 100.00	BBB	403,068
1,100	Total Housing/Single Family			832,233

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Industrials – 0.4%

$65	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	$66,645

1,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (6)	No Opt. Call	D	219,170

250	Kootenai County Industrial Development Corporation, Idaho, Industrial Development Revenue Bonds, Coer d’Alene Fiber Fuels, Inc., Series 2006, 6.750%, 12/01/26 (5), (6)	12/16 at 100.00	N/R	52,375

100	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36 (4), (5), (6)	9/16 at 100.00	N/R	5,610

750	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5), (6)	7/17 at 102.00	N/R	133,425
2,165	Total Industrials			477,225
	Long-Term Care – 4.4%

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29	11/19 at 100.00	Baa1	547,760
1,040	8.500%, 11/01/39	11/19 at 100.00	Baa1	1,151,488

1,500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center Project, Series 2007, 5.375%, 12/01/37	12/17 at 100.00	Baa1	1,415,895

1,000	California Statewide Community Development Authority, Revenue Bonds, Hollenbeck Palms, Magnolia Assisted Living, Series 2007A, 4.600%, 2/01/37 – RAAI Insured (Alternative Minimum Tax)	2/17 at 100.00	N/R	733,640

1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37	7/17 at 100.00	N/R	699,280

50	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	41,227

1,000	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27	9/12 at 100.00	Baa1	991,590
6,090	Total Long-Term Care			5,580,880
	Tax Obligation/General – 1.4%

390	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	280,020

725	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	No Opt. Call	B+	749,034

500	Guam, General Obligation Bonds, Series 2007A, 5.250%, 11/15/37	11/17 at 100.00	B+	434,220

250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683, 16.978%, 8/01/37 – NPFG Insured (IF) (7)	8/17 at 100.00	A+	244,270
1,865	Total Tax Obligation/General			1,707,544
	Tax Obligation/Limited – 46.4%

1,000	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	No Opt. Call	N/R	781,520

740	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007, 5.000%, 9/01/27	9/17 at 100.00	N/R	630,199

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	No Opt. Call	N/R	980,780

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8D & 17B, Series 2009B:
225	8.875%, 9/01/34	9/12 at 103.00	N/R	235,325
450	8.625%, 9/01/39	9/12 at 103.00	N/R	469,737

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$300	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B, 5.050%, 9/01/37	9/12 at 101.00	N/R	$246,255

1,000	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32 (5), (6)	8/17 at 102.00	N/R	370,300

1,000	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31	1/21 at 100.00	N/R	1,022,800

1,415	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30	1/20 at 100.00	N/R	1,444,531

1,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	994,180

250	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	252,648

800	Chino, California, Community Facilities District 2009-1, Watson Commerce Center, Special Tax Bonds, Series 2010, 6.750%, 9/01/40	9/20 at 100.00	N/R	823,296

990	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (7)	12/21 at 100.00	A+	1,079,605

100	Eastern Municipal Water District, California, Community Facility District No 2005-38 Improvement Area A, Special Tax Bonds, Series 2006, 5.200%, 9/01/36	3/12 at 102.00	N/R	90,819

200	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/14 at 102.00	N/R	160,122

250	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	213,445

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
80	5.000%, 9/01/18	9/17 at 100.00	N/R	72,782
10	5.000%, 9/01/20	9/17 at 100.00	N/R	8,583
50	5.125%, 9/01/22	No Opt. Call	N/R	41,173
1,000	5.200%, 9/01/27	9/15 at 102.00	N/R	743,620
1,225	5.250%, 9/01/37	9/15 at 102.00	N/R	812,273

500	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	495,400

500	Folsom Public Financing Authority, California, Subordinate Special Tax Revenue Bonds, Series 2007B, 5.200%, 9/01/32	9/17 at 100.00	N/R	444,690

1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North Special Tax Bonds, Series 2006, 5.000%, 9/01/36	9/14 at 102.00	N/R	782,780

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011:
500	17.331%, 6/01/29 – AMBAC Insured (IF) (7)	6/12 at 100.00	A2	492,140
750	17.331%, 6/01/45 (IF) (7)	6/15 at 100.00	A2	498,060

1,000	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, Three Sixty Degrees @ South Bay, Series 2006, 5.000%, 9/01/36	9/16 at 102.00	N/R	704,950

1,000	Hemet Unified School District Community Facilities District 2005-3, Riverside County, California, Special Tax Bonds, Series 2007, 5.750%, 9/01/39	9/12 at 101.00	N/R	857,480

200	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	172,728

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	CCC	690,060
500	4.750%, 8/01/35 – AMBAC Insured	No Opt. Call	CCC	287,490

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$295	Hesperia Unified School District, San Bernardino County, California, Community Facilities District 2006-5 Special Tax Bonds, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	$243,502

325	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	3/12 at 100.00	N/R	335,368

870	Imperial, California, Community Facilities District 2006-2 Savanna Ranch Special Tax Bonds, Improvement Area 1, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R	799,121

150	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006, 5.050%, 9/01/26	9/16 at 100.00	N/R	132,935

120	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A, 5.125%, 9/01/36	9/16 at 100.00	N/R	110,746

1,115	Jurupa Community Services District, California, Community Facilities District 25 Earstvale Area Special Tax Bonds, Series 2008A, 8.375%, 9/01/28	9/18 at 100.00	N/R	1,239,523

500	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 34 Eastvale Area , Series 2010A, 6.500%, 9/01/40	9/20 at 100.00	N/R	509,955

500	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 38 Eastvale Improvement Area 2, Series 2010A, 6.375%, 9/01/40	3/12 at 100.00	N/R	511,200

750	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2010A, 6.250%, 9/01/40	9/12 at 103.00	N/R	720,000

1,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2009B, 6.875%, 9/01/38	9/13 at 100.00	N/R	1,010,430

1,500	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/12 at 102.00	N/R	1,296,735

335	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39	8/19 at 100.00	BBB+	343,754

1,275	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.250%, 9/01/38	9/21 at 100.00	A–	1,426,202

	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Series 2011A:
300	7.250%, 8/01/31	No Opt. Call	BBB+	330,648
1,000	7.500%, 8/01/41	8/21 at 100.00	BBB+	1,102,550

130	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006, 5.300%, 9/01/36	9/12 at 103.00	N/R	79,603

65	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	58,256

1,000	Moreno Valley, California, Community Facilities District 5, Special Tax Bonds, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	754,120

125	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B, 5.450%, 9/01/38	9/16 at 100.00	N/R	105,339

330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A–	355,869

1,500	Palm Desert, California, Community Facilities District 2005-1, University Park Special Tax Bonds, Series 2006, 5.500%, 9/01/36	9/16 at 100.00	N/R	1,177,020

1,600	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	No Opt. Call	BB	1,584,112

1,000	Palm Drive Health Care District, Sonoma County, California, Parcel Tax Revenue Bonds, Series 2005, 5.250%, 4/01/30	4/13 at 102.00	BB	756,920

1,100	Perris Public Finance Authority, California, Local Agency Revenue Bonds, Perris Vally Vistas IA3, Series 2008B, 6.625%, 9/01/38	9/16 at 100.00	N/R	1,114,344

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$495	Perris Public Financing Authority, California, Local Agency Revenue Bonds, Series 2007D, 5.800%, 9/01/38	9/14 at 100.00	N/R	$451,262

220	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011, 6.125%, 9/01/41	No Opt. Call		219,527

575	Perris, California, Community Facilities District 2001-1 Improvement Area 5-A Special Tax Bonds, Series 2006, 5.000%, 9/01/37	9/12 at 101.00	N/R	462,329

500	Rancho Cardova, California, Special Tax Bonds, Sunridge Anatolia Area Community Facilities District 2003-1, Series 2005, 5.500%, 9/01/37	9/13 at 102.00	N/R	442,370

1,000	Rancho Cardova, California, Special Tax Bonds, Sunridge Park Area Community Facilities District 2004-1, Series, 6.125%, 9/01/37	9/17 at 100.00	N/R	959,320

500	Redwood City, California, Special Tax Bonds, Community Facilities District 2010-1 One Marina, Series 2011, 7.500%, 9/01/31	9/16 at 103.00	N/R	523,805

2,000	Riverside County Community Facilities District 05-8 Scott Road, California, Special Tax Bonds, Series 2008, 7.250%, 9/01/38	9/17 at 100.00	N/R	2,006,178

710	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects, Series 2004, 5.000%, 10/01/35 – SYNCORA GTY Insured	10/14 at 100.00	BBB	598,374

500	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40	10/20 at 100.00	A–	520,550

205	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	No Opt. Call	A–	224,881

125	Riverside Unified School District, Riverside County, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	108,269

1,000	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006, 5.200%, 9/02/36	9/16 at 101.00	N/R	811,580

1,000	Roseville Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2007B, 5.000%, 9/01/33	9/17 at 100.00	N/R	837,750

1,700	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005, 5.200%, 9/01/36	9/15 at 100.00	N/R	1,472,659

1,800	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.125%, 9/01/26	9/16 at 100.00	N/R	1,675,404

1,510	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 4698, 18.165%, 12/01/33 – AMBAC Insured (IF) (7)	No Opt. Call	Aa3	1,545,334

1,495	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	1,315,914

461	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 3/27/26	12/11 at 100.00	N/R	385,221

100	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	86,627

500	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured	No Opt. Call	Baa1	549,235

2,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	2,262,398

1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured	2/12 at 100.00	A–	967,040

530	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.250%, 9/01/29	3/21 at 100.00	BBB+	558,747

650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.650%, 9/01/42	9/21 at 100.00	BBB+	694,558

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$500	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33	12/21 at 100.00	A	$540,165

500	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior Lien Refunding Series 2003, 6.250%, 10/01/28	10/13 at 102.00	N/R	500,115

500	Victor Elementary School District, Los Angeles County, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2007A, 5.500%, 9/01/37	9/15 at 102.00	N/R	420,375

600	West Hollywood Community Development Commission, California, East Side Redevelopment Project Series 2011 Tax Allocation Bonds Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	BBB	643,650

595	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009B, 10.000%, 9/01/32	9/14 at 105.00	N/R	645,545

965	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 1999F, 6.100%, 9/01/29	3/12 at 100.00	N/R	962,819

500	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A	509,760

	Westside Union School District, California, Community Facilities District 2005-3 Special Tax Bonds, Series 2006:
700	5.000%, 9/01/26	9/14 at 102.00	N/R	617,015
295	5.000%, 9/01/36	9/14 at 102.00	N/R	235,366

290	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/27	1/17 at 102.00	N/R	181,708

135	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005, 5.125%, 9/01/35	3/15 at 100.00	N/R	97,916
63,576	Total Tax Obligation/Limited			58,031,789
	Transportation – 7.8%

500	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured	8/12 at 100.00	N/R	443,890

1,125	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985, 17.495%, 4/01/17 (IF)	No Opt. Call	AA	1,324,800

8,275	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 1999, 0.000%, 1/15/30	1/12 at 34.20	BBB–	2,554,983

1,125	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 10-27B, 18.595%, 5/15/40 (IF) (7)	5/20 at 100.00	AA	1,344,690

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
35	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R	32,198
45	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R	38,300

	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008:
250	6.400%, 7/01/23 (Alternative Minimum Tax)	7/14 at 102.00	N/R	237,620
515	6.500%, 7/01/27 (Alternative Minimum Tax)	7/14 at 102.00	N/R	483,482

140	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Revenue Bonds, American Airlines Inc., Series 1985A, 6.450%, 12/01/25 (6)	12/11 at 100.00	D	28,038

35	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1993A, 6.300%, 6/01/23 (Alternative Minimum Tax) (6)	6/12 at 100.00	D	6,659

2,320	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (6)	6/12 at 100.00	D	441,380

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
$2,000	0.000%, 1/15/25 – NPFG Insured	No Opt. Call	BBB	$708,960
6,500	0.000%, 1/15/26 – NPFG Insured	No Opt. Call	BBB	2,080,453
22,865	Total Transportation			9,725,453
	U.S. Guaranteed – 0.0% (8)

10	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	10,728
	Utilities – 1.7%

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
25	5.500%, 11/15/30	No Opt. Call	A	24,181
250	5.500%, 11/15/37	No Opt. Call	A	238,119

7,890	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B, 0.000%, 9/01/33	9/16 at 32.62	A	1,890,524
8,165	Total Utilities			2,152,824
	Water and Sewer – 1.5%

500	Dinuba Financing Authority, California, Wastewater System Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R	416,411

1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.500%, 7/01/30	No Opt. Call	Ba2	967,201

500	Pico Rivera Water Authority, California, Water System Project, Revenue Refunding Bonds, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	Baa1	514,191
2,000	Total Water and Sewer			1,897,803
$158,433	Total Investments (cost $128,107,389) – 99.8%			124,893,928
	Other Assets Less Liabilities – 0.2% (9)			263,279
	Net Assets – 100%			$125,157,207

Investments in Derivatives at November 30, 2011:

Forward Swaps outstanding

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (10)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$3,600,000	Receive	3-Month USD-LIBOR	4.259%	Semi-Annually	6/28/12	6/28/41	$(1,105,671)
Morgan Stanley	2,000,000	Receive	3-Month USD-LIBOR	4.228	Semi-Annually	7/09/12	7/09/41	(599,325)
								$(1,704,996)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

November 30, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$122,790,954	$2,102,974	$124,893,928
Derivatives:
Forward Swaps*	—	(1,704,996)	—	(1,704,996)
Total	$—	$121,085,958	$2,102,974	$123,188,932
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$1,942,634
Gains (losses):
Net realized gains (losses)	122
Net change in unrealized appreciation (depreciation)	(104,984)
Purchases at cost	—
Sales at proceeds	(210,000)
Net discounts (premiums)	172
Transfers in to	475,030
Transfers out of	—
Balance at the end of period	$2,102,974

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of November 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on forward swaps*	$—	Unrealized depreciation on forward swaps*	$(1,704,996)
*	Represents cumulative gross unrealized appreciation (depreciation) of forward swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments (excluding investments in derivatives) was $127,711,223.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$7,150,237
Depreciation	(9,967,532)
Net unrealized appreciation (depreciation) of investments	$(2,817,295)

50	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate obligations.

(8)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(9)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at November 30, 2011.

(10)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

(IF)	Inverse floating rate investment.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.3%

$3,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	6/12 at 100.00	Baa1	$3,281,775

425	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BBB	396,874

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
5,635	5.750%, 6/01/47	6/17 at 100.00	BB+	3,983,607
9,005	5.125%, 6/01/47	6/17 at 100.00	BB+	5,727,900
18,565	Total Consumer Staples			13,390,156
	Education and Civic Organizations – 4.3%

105	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/21	11/15 at 100.00	A2	111,323

2,960	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/36	1/15 at 100.00	Baa3	2,423,086

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
1,000	6.750%, 10/01/28	10/18 at 100.00	N/R	957,770
1,500	7.000%, 10/01/39	10/18 at 100.00	N/R	1,421,010

1,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A, 6.125%, 6/01/30	6/20 at 100.00	Baa2	1,549,620

1,000	California State Public Works Board, Lease Revenue Bonds, University of California Department of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23	4/19 at 100.00	A2	1,089,880

1,000	California State Public Works Board, Lease Revenue Bonds, University of California, Institute Projects, Series 2005C, 5.000%, 4/01/30 – AMBAC Insured	4/15 at 100.00	Aa2	1,017,280

1,600	California Statewide Communitities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	N/R	1,583,408

1,500	California Statewide Community Development Authority, Certificates of Participation, San Diego Space and Science Foundation, Series 1996, 7.500%, 12/01/26	6/12 at 100.00	N/R	1,480,905

2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	1,722,260
14,165	Total Education and Civic Organizations			13,356,542
	Health Care – 18.1%

1,800	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15 (4), (5)	5/12 at 100.00	N/R	1,678,968

3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	3,221,730

1,000	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 6.500%, 11/01/38	11/19 at 100.00	A	1,079,750

3,500	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego, Series 2011, 5.000%, 8/15/31	8/21 at 100.00		3,428,845

2,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42	8/20 at 100.00	AA–	2,165,320

2,000	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	Baa2	1,799,860

1,500	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2011A, 6.000%, 6/01/33	6/21 at 100.00	A+	1,577,025

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$440	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	$431,957

7,740	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds, Memorial Health Services, Series 2003A, 6.000%, 10/01/23	4/13 at 100.00	AA–	8,059,661

1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/30	7/15 at 100.00	BBB	886,900

3,670	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	BBB	3,578,580

1,615	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	1,643,957

3,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007B, 0.974%, 4/01/36	4/17 at 100.00	A+	1,754,730

2,250	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	2,560,253

4,540	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	4,612,004

2,065	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	2,281,020

2,000	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011, 5.250%, 1/01/35	1/21 at 100.00	A	1,961,880

1,580	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BBB–	1,617,699

3,625	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	3,446,469

4,500	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	4,629,825

1,000	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007, 5.250%, 7/01/37	9/17 at 100.00	N/R	950,710

3,000	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41	1/21 at 100.00	A	3,204,360
56,825	Total Health Care			56,571,503
	Housing/Multifamily – 1.0%

1,295	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB–	1,295,531

1,815	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	1/12 at 100.00	N/R	1,793,819
3,110	Total Housing/Multifamily			3,089,350
	Housing/Single Family – 1.0%

3,000	California Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007, 5.000%, 12/01/42 (Alternative Minimum Tax)	12/16 at 100.00	AA	2,861,550

215	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	BBB	215,099
3,215	Total Housing/Single Family			3,076,649
	Long-Term Care – 3.3%

	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds, Elder Care Alliance of Union City, Series 2004:
1,850	5.400%, 8/15/24	8/14 at 100.00	A–	1,871,368
2,130	5.600%, 8/15/34	8/14 at 100.00	A–	2,133,238

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$3,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds, The Insitute on Aging, Series 2008A, 5.650%, 8/15/38	8/18 at 100.00	A–	$3,003,870

1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29	11/19 at 100.00	Baa1	1,095,520

2,000	California Municipal Finance Authority, Senior Living Revenue Bonds, Pilgrim Place at Claremont, Series 2009A, 6.125%, 5/15/39	5/19 at 100.00	A–	2,112,480
9,980	Total Long-Term Care			10,216,476
	Tax Obligation/General – 15.7%

	California State, General Obligation Bonds, Various Purpose Series 2009:
5,000	5.500%, 11/01/34	11/19 at 100.00	A1	5,263,450
4,060	6.000%, 11/01/39	11/19 at 100.00	A1	4,520,404

	California State, General Obligation Bonds, Various Purpose Series 2010:
5,000	5.250%, 3/01/30	3/20 at 100.00	A1	5,275,200
10,000	5.500%, 3/01/40	3/20 at 100.00	A1	10,461,197
2,000	5.250%, 11/01/40	11/20 at 100.00	A1	2,043,480

	California State, General Obligation Bonds, Various Purpose Series 2011:
5,000	5.250%, 9/01/25	No Opt. Call	A1	5,540,800
1,000	5.250%, 10/01/27	10/21 at 100.00	A1	1,091,840
3,000	5.250%, 10/01/32	10/21 at 100.00	A1	3,141,810

	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2004A:
1,000	5.500%, 7/01/22 – FGIC Insured	7/14 at 100.00	A	1,112,280
1,500	5.500%, 7/01/24 – FGIC Insured	7/14 at 100.00	A	1,668,420

2,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2003A, 5.000%, 9/01/26 – FGIC Insured	9/13 at 100.00	A+	2,084,860

275	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	288,448

5,500	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation Bonds, Series 2010B, 5.500%, 8/01/35	8/18 at 100.00	Aa3	5,795,680

3,500	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	1,039,465
48,835	Total Tax Obligation/General			49,327,334
	Tax Obligation/Limited – 33.5%

3,000	Alameda County Redevelopment Agency, California, Eden Area Redevelopment Project, Tax Allocation Bonds, Series 2006A, 5.000%, 8/01/36 – NPFG Insured	8/16 at 100.00	A2	2,674,350

	Brea Public Finance Authority, California, Revenue Bonds, Series 2008A:
2,105	7.000%, 9/01/23	9/16 at 102.00	BBB+	2,227,385
2,000	7.125%, 9/01/26	9/16 at 102.00	BBB+	2,094,940

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	1,045,750

2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009I-1, 6.375%, 11/01/34	11/19 at 100.00	A2	2,176,560

3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35	3/20 at 100.00	A2	3,195,330

350	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	347,694

	Community Development Commission Of City of National City, California, Redevelopment Project 2011 Tax Allocation Bonds:
470	6.500%, 8/01/24	8/21 at 100.00	A–	519,731
1,705	7.000%, 8/01/32	8/21 at 100.00	A–	1,895,329

1,060	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,155,941

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,075	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	Baa3	$1,591,691

1,660	Highland, California, Special Tax Bonds, Communitiy Facilities District 01-1, Refunding, Series 2011, 5.500%, 9/01/28	9/21 at 100.00	BBB	1,666,690

865	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	785,256

1,445	Irvine, California, Unified School District, Community Facilities District 06-1 Special Tax Bonds, Series 2010, 6.700%, 9/01/35	9/20 at 100.00	N/R	1,551,569

	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
170	5.000%, 9/01/26	9/16 at 100.00	N/R	165,320
395	5.125%, 9/01/36	9/16 at 100.00	N/R	364,538

	Jurupa Community Services District, California, Community Facilities District 25 Earstvale Area Special Tax Bonds, Series 2008A:
1,000	8.375%, 9/01/28	9/18 at 100.00	N/R	1,111,680
3,205	8.875%, 9/01/38	9/18 at 100.00	N/R	3,591,042

1,300	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2010A, 6.250%, 9/01/40	9/12 at 103.00	N/R	1,248,000

2,500	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas, Subordinate Lien Series 2003B, 5.000%, 8/01/34 – FGIC Insured	8/13 at 100.00	BBB+	2,068,450

1,870	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Area Sheriff’s Facilities Projects, Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	1,873,142

1,120	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Fire Protection Facilities Project, Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	1,125,880

630	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	578,321

2,500	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing Program, Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/22 – AGM Insured	9/13 at 100.00	AA–	2,572,750

985	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A, 5.700%, 9/02/18	3/12 at 103.00	N/R	1,015,525

	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2004:
805	5.550%, 9/01/29	9/14 at 100.00	N/R	786,630
1,250	5.650%, 9/01/34	9/14 at 100.00	N/R	1,205,263

7,100	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37 – NPFG Insured	8/17 at 100.00	A–	6,289,747

170	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A–	183,326

2,500	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	No Opt. Call	BB	2,475,175

	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011:
165	6.000%, 9/01/33	No Opt. Call		164,386
365	6.125%, 9/01/41	No Opt. Call		364,215

1,425	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB	1,423,376

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,600	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AS, 5.000%, 2/01/31 – AMBAC Insured	2/17 at 100.00	A	$1,494,160

1,150	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2007, 5.000%, 6/15/30 – NPFG Insured	6/17 at 100.00	A	1,061,646

1,645	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	3/12 at 100.00	N/R	1,649,063

560	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	571,250

305	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	273,179

2,345	Richmond Redevelopment Agency, California, Harbour Project Tax Allocation Bonds, Series 1998A Refunding, 5.500%, 7/01/18 – NPFG Insured	1/12 at 100.00	AA–	2,352,996

100	Riverside County Redevelopment Agency, California, Jurupa Valley Project Area 2011 Tax Allocation Bonds Series B, 6.500%, 10/01/25	10/21 at 100.00	A–	103,965

2,950	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area Tax Allocation Bonds, Series 2010E, 6.250%, 10/01/30	10/20 at 100.00	A–	3,066,319

380	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	383,272

1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A1	1,093,680

500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	A1	546,840

2,000	San Francisco City and County, California, Certificates of Participation, Refunding Series 2010A, 5.000%, 10/01/30	No Opt. Call	AA–	2,046,480

685	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	734,176

	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
80	7.000%, 8/01/33	2/21 at 100.00	BBB	84,702
105	7.000%, 8/01/41	2/21 at 100.00	BBB	110,796

2,500	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35	8/20 at 100.00	A	2,428,925

6,245	San Marcos Redevelopment Agency, California, Tax Allocation Bonds, Affordable Housing Project, Series 1997A, 6.000%, 10/01/27 (Alternative Minimum Tax)	4/12 at 100.00	AA–	6,250,932

2,140	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28	3/21 at 100.00	A	2,341,460

1,500	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 6.500%, 8/01/26	2/21 at 100.00	A	1,634,370

3,425	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition Project, Series 1997A, 6.050%, 1/01/17	1/12 at 100.00	A2	3,433,734

135	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	137,948

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	A	555,655

6,700	Travis Unified School District, Solano County, California, Certificates of Participation, Series 2006, 5.000%, 9/01/31 – FGIC Insured	9/16 at 100.00	N/R	5,797,644

2,500	Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 2008, 5.250%, 4/01/27 – AGC Insured	4/18 at 100.00	AA–	2,636,725

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$1,225	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.000%, 9/01/25	3/21 at 100.00	BBB+		$1,296,601

2,000	Tustin, California, Community Facilities District 2007-1, Legacy-Retail Center Special Tax Bonds, 6.000%, 9/01/37	9/17 at 100.00	N/R		1,991,980

1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project, Series 2011A, 6.500%, 12/01/28	6/21 at 100.00	A		1,074,051

	Vista Community Development Commission Taxable Non-Housing Tax Allocation Revenue Bonds, California, Vista Redevlopment Project, Series 2011:
4,045	6.000%, 9/01/33	9/21 at 100.00	A–		4,166,431
4,210	6.125%, 9/01/37	9/21 at 100.00	A–		4,315,082

240	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	A–		252,444
106,005	Total Tax Obligation/Limited				105,421,488
	Transportation – 3.2%

2,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.875%, 1/15/28	1/14 at 101.00	BBB–		2,767,270

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
285	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R		262,180
215	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R		182,991

415	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 1999, Issue 23A, 5.000%, 5/01/30 – FGIC Insured (Alternative Minimum Tax)	5/12 at 100.00	A+		407,874

4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2002, Issue 32G, 5.000%, 5/01/24 – FGIC Insured	5/16 at 100.00	A+		4,283,360

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2008, 6.500%, 5/01/19 (Mandatory put 5/01/12) (Alternative Minimum Tax)	5/12 at 100.00	A+		2,050,300
9,665	Total Transportation				9,953,975
	U.S. Guaranteed – 3.1% (6)

2,500	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25 (Pre-refunded 12/15/13)	12/13 at 102.00	N/R	(6)	2,814,825

3,130	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa		3,357,927

1,495	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+	(6)	1,825,021

1,505	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured	12/17 at 100.00	AA–	(6)	1,809,507
8,630	Total U.S. Guaranteed				9,807,280
	Utilities – 5.6%

2,445	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18 (7)	6/12 at 100.00	N/R		2,242,285

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA–		526,230

	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B:
4,535	0.000%, 9/01/23	9/16 at 64.56	A		2,226,776

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)
$27,110	0.000%, 9/01/33	9/16 at 32.62	A	$6,495,826
12,000	0.000%, 9/01/38	9/16 at 23.21	A	2,044,440

615	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	559,109

3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/12 at 100.00	Baa3	3,469,653
50,675	Total Utilities			17,564,319
	Water and Sewer – 5.3%

2,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38	7/18 at 100.00	AA	2,154,620

2,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	10/13 at 100.00	AA–	2,061,900

1,680	Castaic Lake Water Agency, California, Certificates of Participation, Series 2004A, 5.000%, 8/01/20 – AMBAC Insured	8/14 at 100.00	AA	1,830,175

1,250	Cucamonga Valley Water District, California, Certificates of Participation, Series 2006, 5.000%, 9/01/36 – NPFG Insured	9/16 at 100.00	AA–	1,272,375

3,745	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Series 2009A, 5.750%, 6/01/26	6/19 at 100.00	AA	4,290,160

1,770	Pomona Public Finance Authority, California, Revenue Bonds, Water Facilities Project, Series 2007AY, 5.000%, 5/01/27 – AMBAC Insured	5/17 at 100.00	A+	1,822,799

2,780	West Basin Municipal Water District, California, Revenue Bonds, Tender Option Bonds Trust 1035, 17.849%, 8/01/36 (IF) (8)	8/21 at 100.00	Aa2	3,277,954
15,225	Total Water and Sewer			16,709,983
$344,895	Total Investments (cost $304,824,056) – 98.4%			308,485,055
	Other Assets Less Liabilities – 1.6%			4,880,751
	Net Assets – 100%			$313,365,806

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$306,806,087	$1,678,968	$308,485,055

58	Nuveen Investments

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$1,799,325
Gains (losses):
Net realized gains (losses)	171
Net change in unrealized appreciation (depreciation)	328,418
Purchases at cost	—
Sales at proceeds	(450,000)
Net discounts (premiums)	1,054
Transfers in to	—
Transfers out of	—
Balance at the end of period	$1,678,968

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $304,666,692.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$10,577,927
Depreciation	(6,759,564)
Net unrealized appreciation (depreciation) of investments	$3,818,363

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December 1, 2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently, the Fund continues to accrue interest on this obligation.

(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate obligations.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund 2

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.0%

$5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47	6/17 at 100.00	BB+	$3,180,400
	Education and Civic Organizations – 4.6%

750	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)	3/12 at 100.00	Baa1	750,525

1,500	California State Public Works Board, Lease Revenue Bonds, University of California, Institute Projects, Series 2005C, 5.000%, 4/01/30 – AMBAC Insured	4/15 at 100.00	Aa2	1,525,920

5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured	5/12 at 101.00	BBB	4,862,500
7,250	Total Education and Civic Organizations			7,138,945
	Health Care – 11.1%

2,000	Antelope Valley Healthcare District, California, Insured Revenue Refunding Bonds, Series 1997A, 5.200%, 1/01/27 – AGM Insured	1/12 at 100.00	AA–	2,000,060

2,000	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2010B, 5.750%, 11/15/31	11/20 at 100.00	Aa3	2,178,760

1,500	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego, Series 2011, 5.000%, 8/15/31	8/21 at 100.00		1,469,505

4,000	California Statewide Community Development Authority, Certificates of Participation, Sutter Health Obligated Group, Series 1999, 5.500%, 8/15/31 – AGM Insured	2/12 at 100.00	AA–	4,001,720

1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/30	7/15 at 100.00	BBB	886,900

3,685	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	3,743,444

2,015	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011, 5.250%, 1/01/27	1/21 at 100.00	A	2,030,113

835	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.375%, 12/01/25	12/20 at 100.00	BBB–	847,266
17,035	Total Health Care			17,157,768
	Housing/Multifamily – 4.9%

4,180	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	6/12 at 100.00	N/R	3,783,234

3,865	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.400%, 1/20/31 (Alternative Minimum Tax)	1/12 at 102.00	AA+	3,899,862
8,045	Total Housing/Multifamily			7,683,096
	Housing/Single Family – 0.8%

190	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	BBB	190,087

985	California Rural Home Mortgage Finance Authority, FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2002D, 5.250%, 6/01/34 (Alternative Minimum Tax)	6/12 at 101.00	Aaa	1,010,630
1,175	Total Housing/Single Family			1,200,717
	Tax Obligation/General – 26.8%

1,000	Bonita Unified School District, San Diego County, California, General Obligation Bonds, Series 2004A, 5.250%, 8/01/20 – NPFG Insured	8/14 at 100.00	AA–	1,096,170

2,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	2,043,480

60	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	California State, General Obligation Bonds, Various Purpose Series 2011:
$6,515	5.250%, 9/01/25	No Opt. Call	A1	$7,219,662
1,500	5.250%, 10/01/27	10/21 at 100.00	A1	1,637,760
1,000	5.250%, 10/01/32	10/21 at 100.00	A1	1,047,270

6,900	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/31 – AGM Insured	8/16 at 100.00	AA–	7,076,985

1,185	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/27 – AGM Insured	10/14 at 100.00	AA–	1,260,899

1,460	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 – FGIC Insured	8/13 at 100.00	A+	1,491,186

2,405	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – FGIC Insured	7/14 at 101.00	A1	2,356,371

270	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	283,203

4,070	San Benito Health Care District, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – SYNCORA GTY Insured	7/14 at 101.00	BBB+	3,742,976

5,000	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36	8/21 at 100.00	Aa2	5,341,650

3,040	Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds, Series 1991A, 0.000%, 9/01/15 – NPFG Insured	No Opt. Call	BBB	2,722,107

3,000	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation Bonds, Series 2010B, 5.500%, 8/01/35	8/18 at 100.00	Aa3	3,161,280

1,000	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series 2004A, 5.000%, 8/01/22 – FGIC Insured	8/13 at 100.00	A+	1,053,980
40,345	Total Tax Obligation/General			41,534,979
	Tax Obligation/Limited – 35.3%

1,915	Alameda County Redevelopment Agency, California, Eden Area Redevelopment Project, Tax Allocation Bonds, Series 2006A, 5.000%, 8/01/36 – NPFG Insured	8/16 at 100.00	A2	1,707,127

	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C:
15,000	0.000%, 9/01/34 – AGM Insured	No Opt. Call	AA–	3,215,250
10,000	0.000%, 9/01/36 – AGM Insured	No Opt. Call	AA–	1,867,600

150	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 – NPFG Insured	No Opt. Call	Baa1	162,092

1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	10/15 at 100.00	N/R	1,095,461

2,250	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	8/12 at 100.00	AA–	2,278,350

1,960	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/13 at 100.00	AA	2,085,068

335	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	332,792

1,400	Chula Vista Public Financing Authority, California, Pooled Community Facility District Assessment Revenue Bonds, Series 2005A, 5.000%, 9/01/29 – NPFG Insured	9/15 at 100.00	Baa1	1,281,098

2,480	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	2,271,730

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund 2 (continued)

November 30, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,840	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	A–	$1,786,585

430	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	395,179

4,555	Long Beach Bond Finance Authority, California, Multiple Project Tax Allocation Bonds, Housing and Gas Utility Financing Project Areas, Series 2005A-1, 5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	BBB+	3,763,295

1,830	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	1,679,885

1,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/20 – AGM Insured	12/14 at 100.00	AA–	1,083,720

14,050	Paramount Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment Project Area 1, Series 1998, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	A–	5,242,055

1,065	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB	1,063,786

1,150	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2007, 5.000%, 6/15/30 – NPFG Insured	6/17 at 100.00	A	1,061,646

295	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	300,927

290	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	259,744

8,000	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997B, 5.000%, 6/01/19 – NPFG Insured	6/12 at 101.00	Baa1	8,156,958

360	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	363,100

3,560	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Woodcreek West, Series 2005, 5.000%, 9/01/30 – AMBAC Insured	9/15 at 100.00	A–	3,427,604

1,955	San Francisco City and County Redevelopment Agency, California, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/25 – AGM Insured	6/21 at 100.00	AA–	2,063,170

1,180	San Francisco City and County, California, Certificates of Participation, Refunding Series 2010A, 5.000%, 10/01/30	No Opt. Call	AA–	1,207,423

1,000	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35	8/20 at 100.00	A	971,570

1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured	2/12 at 100.00	A–	967,040

	Vista Community Development Commission Taxable Non-Housing Tax Allocation Revenue Bonds, California, Vista Redevlopment Project, Series 2011:
2,165	6.000%, 9/01/33	9/21 at 100.00	A–	2,229,993
2,260	6.125%, 9/01/37	9/21 at 100.00	A–	2,316,410
85,130	Total Tax Obligation/Limited			54,636,658
	Transportation – 8.5%

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 – NPFG Insured	1/12 at 100.00	Baa1	5,390,125

3,255	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.750%, 1/15/40 – NPFG Insured	1/12 at 100.00	Baa1	3,028,289

62	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$2,150	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – NPFG Insured (Alternative Minimum Tax)	5/12 at 100.00	A+		$2,149,893

1,290	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 1997A, 5.250%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A3		1,291,019

1,320	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.100%, 1/01/20 – AGM Insured (Alternative Minimum Tax)	1/12 at 100.00	AA–		1,322,944
14,515	Total Transportation				13,182,270
	U.S. Guaranteed – 0.2% (4)

305	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994, 7.000%, 9/01/14 – NPFG Insured (ETM)	No Opt. Call	BBB	(4)	337,028
	Utilities – 3.4%

595	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R		540,926

1,950	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 – AMBAC Insured (Alternative Minimum Tax)	8/12 at 100.00	A+		1,938,534

2,700	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – NPFG Insured	7/13 at 100.00	A1		2,775,141
5,245	Total Utilities				5,254,601
	Water and Sewer – 0.7%

1,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38	7/18 at 100.00	AA		1,077,310
$185,045	Total Investments (cost $156,456,254) – 98.3%				152,383,772
	Other Assets Less Liabilities – 1.7%				2,572,227
	Net Assets – 100%				$154,955,999

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund 2 (continued)

November 30, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$152,383,772	$—	$152,383,772

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $156,115,934.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$2,772,468
Depreciation	(6,504,630)
Net unrealized appreciation (depreciation) of investments	$(3,732,162)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

64	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: January 27, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 27, 2012